As filed with the Securities and Exchange Commission on February 27, 2015

1933 Act File No. 333-114371
1940 Act File No. 811-21556

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	19	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	20	[	X	]

(Check appropriate box or boxes.)

PERRITT FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
 (Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 669-1650

Michael J. Corbett
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Copy to:
Peter Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on February 27, 2015 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

PROSPECTUS

The Perritt MicroCap Opportunities Fund
is a no load mutual fund that seeks long-term capital appreciation by investing mainly in common stocks of companies with market capitalizations that are below $500 million at the time of initial purchase.  In view of this, the Perritt MicroCap Opportunities Fund may be subject to above-average risk.

The Perritt Ultra MicroCap Fund
is a no load mutual fund that seeks long-term capital appreciation by investing mainly in common stocks of companies with market capitalizations that are below $300 million at the time of initial purchase.  In view of this, the Perritt Ultra MicroCap Fund may be subject to above-average risk.

The Perritt Low Priced Stock Fund
is a no load mutual fund that seeks long-term capital appreciation by investing mainly in common stocks of companies with market capitalizations that are below $3 billion at the time of initial purchase.  The Fund will invest in low priced stocks which we define as those companies trading at or below $15 per share at the time of initial purchase.  In view of this, the Perritt Low Priced Stock Fund may be subject to above-average risk.

Please read this Prospectus, paying particular attention to the risks involved, and keep it for further reference.  It contains important information about the Funds, their investments and the services they offer to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Perritt Funds, Inc. 300 South Wacker Drive Suite 2880 Chicago, Illinois 60606

To request the Funds’ current Prospectus, call:  (800) 332-3133
To request the Funds’ current Statement of Additional Information, call:  (800) 332-3133
Website: www.perrittcap.com

Prospectus
February 27, 2015

Table of Contents

Summary Section	1
Perritt MicroCap Opportunities Fund	1
Perritt Ultra MicroCap Fund	6
Perritt Low Priced Stock Fund	11
More Information About the Funds’ Investment Strategies and Disclosure of Portfolio Holdings	17
Management of the Funds	22
Share Prices of the Funds	24
Purchasing Shares	25
Redeeming and Exchanging Shares	29
Distributions and Taxes	34
Anti-Money Laundering Program	35
Index Descriptions	36
Financial Highlights	37
Privacy Policy	PP-1
For More Information	FMI-1

Summary Section

Perritt MicroCap Opportunities Fund

Investment Objective: The Perritt MicroCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.21%
————
(1)Acquired Fund Fees and Expenses (“AFFE”), are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds.  The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the “Financial Highlights” because the audited information in the “Financial Highlights” reflects the Fund’s operating expenses and does not include indirect expenses such as AFFE.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Portfolio Turnover:  The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.1% of the average value of its portfolio.

Principal Investment Strategies: The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $500 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies.  The Fund invests in both value-priced and aggressive growth stocks.  Generally, the Fund’s investment adviser seeks to invest in companies with the following attributes:
•	Have demonstrated above-average growth in revenues and/or earnings;
•	Possess relatively low levels of long-term debt;
•	Have a high percentage of their shares owned by company management; and
•	Possess modest price-to-sales ratios and price-to-earnings ratios that are below their long-term annual growth rate.

At times, the Fund may invest in “special situations” such as companies that possess valuable patents, companies undergoing restructuring, and companies involved in large share repurchase programs.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include:  (1) a company’s market capitalization grows beyond $1.5 billion; (2) a company’s financial condition deteriorates to the point that the Fund’s investment adviser believes that the company’s long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company’s price-to-sales ratio or price-to-earnings ratio expands to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued.

Generally, the Fund’s portfolio contains 150 to 200 stocks.  The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

•
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

•
Micro-Cap & Small Capitalization Companies: Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies.  Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies.  Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies.  Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market.  In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress.  Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs.  For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

•
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

•	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell Microcap® Index.  The Fund is the successor to the investment performance of Perritt MicroCap Opportunity Fund, Inc. (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund after the close of business on February 28, 2013.  Accordingly, the performance information shown below for periods on or prior to February 28, 2013 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.  Updated performance information is available on the Fund’s website at www.perrittcap.com or by calling the Fund toll-free at 1-800-332-3133.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Perritt MicroCap Opportunities Fund

Year-by-Year Total Returns as of December 31

During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
39.48% (June 30, 2009)	-33.21% (December 31, 2008)

Average Annual Total Returns For the Periods Ended December 31, 2014
	1 Year	5 Years	10 Years
Perritt MicroCap Opportunities Fund
Return Before Taxes	0.25%	13.53%	7.46%
Return After Taxes on Distributions	-1.37%	12.62%	6.51%
Return After Taxes on Distributions and Sale of Fund Shares	1.40%	10.82%	6.05%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	3.66%	16.14%	5.96%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Management:

Investment Adviser: Perritt Capital Management, Inc. is the investment adviser (“Adviser”) for the Fund.

Portfolio Manager: Michael Corbett and George Metrou are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Corbett is President of the Adviser and has served as Portfolio Manager of the Predecessor Fund since 1996.  Mr. Metrou is the Director of Research at Perritt Capital Management and joined Mr. Corbett as Co-Portfolio Manager of the Fund in 2014.

Purchase, Sale and Exchange of Fund Shares: You may purchase, redeem, and exchange Fund shares on any business day by written request via mail (Perritt MicroCap Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-332-3133, or through a financial intermediary.  You may also purchase, redeem and exchange additional Fund shares through the Internet at www.perrittcap.com.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The following are the minimum investment requirements for investing in the Fund:

Initial Purchase:	$1,000
Additional Purchase:	$ 50
Automatic Investment Plan:	$ 50
Individual Retirement Account:	$ 250
Tax Deferred Retirement Account:	$ 250
Uniform Gift to Minors Act:	$ 250
Dividend Reinvestment:	None

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Perritt Ultra MicroCap Fund

Investment Objective: The Perritt Ultra MicroCap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.22%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.34%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.58%
      ———————
  (1) Acquired Fund Fees and Expenses (“AFFE”), are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds.  The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the “Financial Highlights” because the audited information in the “Financial Highlights” reflects the Fund’s operating expenses and does not include indirect expenses such as AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$161	$499	$860	$1,878

Portfolio Turnover:  The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.2% of the average value of its portfolio.

Principal Investment Strategies:  The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $300 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies.  The micro-cap companies in which the Fund may invest include “early stage” micro-cap companies, which are companies that are in a relatively early stage of development with market capitalizations that are below $50 million.

Micro-cap companies represent the smallest sector of public companies based on market capitalization.  Normally, the micro-cap companies in which the Fund invests are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Fund’s investment adviser uses a “bottom-up” approach of fundamental analysis to look for individual companies that the adviser believes offer significant potential for stock price appreciation.  In addition, the adviser seeks to invest in companies with the following attributes:

•	Have a high percentage of their shares owned by company management;
•	Possess relatively low levels of long-term debt;
•	Have a potential for above-average growth in revenues and/or earnings; and
•	Possess reasonable valuations based on the ratios of price-to-sales, price-to-earnings, and price-to-book values.

At times, the Fund’s portfolio may contain the shares of unseasoned companies, companies that are undergoing corporate restructuring, initial public offerings, and companies believed to possess undervalued assets.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s size has expanded beyond the point where it can no longer be considered to be a small capitalization company; (2) a company’s financial condition deteriorates to the point that, in the opinion of the Fund’s investment adviser, the company’s future growth prospects are impaired; (3) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued; or (4) the Fund’s investment adviser believes that another stock has better investment potential.

The Ultra MicroCap Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

•
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

•
Micro-Cap & Small Capitalization Companies: Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies.  Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies.  Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies.  Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market.  In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress.  Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs.  For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

•
Early Stage Companies:  Early stage companies are subject to the same risks as micro-cap companies.  In addition, they may not be profitable initially and there is no guarantee that they will become profitable or be able to obtain necessary financing.  They may rely on untested business plans.  Early stage companies may not be successful in developing markets for their products and services.  They may remain an insignificant part of their industry.  They may be illiquid or may not be publicly traded.  Investments in early stage companies tend to be more volatile and somewhat more speculative than investments in more established companies.

•
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

•	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell Microcap® Index.  Updated performance information is available on the Fund’s website at www.perrittcap.com or by calling the Fund toll-free at 1-800-332-3133.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Perritt Ultra MicroCap Fund

Year-by-Year Total Returns as of December 31

During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
35.41% (June 30, 2009)	-37.40% (December 31, 2008)

Average Annual Total Returns For the Periods Ended December 31, 2014
	1 Year	5 Years	10 Years
Perritt Ultra MicroCap Fund
Return Before Taxes	-4.46%	14.98%	6.47%
Return After Taxes on Distributions	-7.55%	14.10%	5.65%
Return After Taxes on Distributions and Sale of Fund Shares	-0.06%	12.06%	5.15%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	4.89%	15.55%	7.77%
Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)	3.66%	16.14%	5.96%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Management:

Investment Adviser:  Perritt Capital Management, Inc. is the investment adviser (“Adviser”) for the Fund.

Portfolio Manager:  Michael Corbett and Matthew Brackmann are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Corbett is President of the Adviser and has served as Portfolio Manager of the Fund since the Fund’s inception in 2004.  Mr. Brackmann is Director of Trading at Perritt Capital Management and joined Mr. Corbett as Co-Portfolio Manager of the Fund in 2014.

Purchase, Sale and Exchange of Fund Shares:  You may purchase, redeem and exchange Fund shares on any business day by written request via mail (Perritt Ultra MicroCap Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-332-3133, or through a financial intermediary.  You may also purchase and redeem additional Fund shares through the Internet at www.perrittcap.com.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The following are the minimum investment requirements for investing in the Fund:

Initial Purchase:	$1,000
Additional Purchase:	$ 50
Automatic Investment Plan:	$ 50
Individual Retirement Account:	$ 250
Tax Deferred Retirement Account:	$ 250
Uniform Gift to Minors Act:	$ 250
Dividend Reinvestment:	None

Tax Information:  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Perritt Low Priced Stock Fund

Investment Objective:  The Perritt Low Priced Stock Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund:  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	6.16%
Total Annual Fund Operating Expenses	7.16%
Fees Waived and/or Expenses Reimbursed (1)	-5.65%
Total Annual Fund Operating Expenses After Waiver and/or Reimbursement	1.51%
———————
(1)   “Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets.  AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds.  The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the “Financial Highlights” because the audited information in the “Financial Highlights” reflects the Fund’s operating expenses and does not include indirect expenses such as AFFE.

(2)  The investment adviser has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and AFFE) so that total annual operating expenses are not expected to exceed 1.50%.  This arrangement cannot be terminated prior to February 28, 2016 without the Board of Directors’ (the “Board”) consent.  The investment adviser is permitted to recapture amounts waived and/or reimbursed within three years after the fiscal year in which the adviser earned the fee or incurred the expense if the total annual operating expenses have fallen to a level below the limit described above.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$1,604	$2,992	$6,208

Portfolio Turnover:  The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the period from the Fund’s inception on February 28, 2014 to the fiscal year ended October 31, 2014, the portfolio turnover rate for the Fund was 49.0% of the average value of its portfolio.

Principal Investment Strategies:  The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purchases) in low priced common stocks with market capitalizations that are below $3 billion at the time of initial purchase.  (The Fund may continue to hold the securities of a company after it exceeds $3 billion in market capitalization.)  Low priced stocks are those that are trading at or below $15 per share at the time of initial purchase.  (Subsequent to the initial purchase, the Fund may purchase such securities at a price above $15 per share.)  The Fund’s strategy is based on the premise that low priced stocks offer growth potential because these stocks have limited broker research coverage, the companies’ prospects are misunderstood by most investors, and some investors mistakenly believe stocks trading below $15 per share are more “speculative” than those trading at higher levels and therefore avoid low priced stocks.

The Fund will invest in “growth” stocks, “value” stocks, or a combination of both.  Given the market capitalization restrictions, the Fund will normally invest in securities issued by small-cap companies, including some micro-cap companies.  However, micro-cap companies will only make up a small portion of the Fund’s portfolio.  Micro-cap companies represent the smallest sector of public companies based on market capitalization.

The Fund’s investment adviser uses a “bottom-up” approach of fundamental analysis to look for individual companies that the adviser believes offer significant potential for stock price appreciation.  In addition, the adviser seeks to invest in companies with the following attributes:

●	Have a high percentage of their shares owned by company management;
●	Possess relatively low levels of long-term debt;
●	Have a potential for above-average growth in revenues and/or earnings; and
●	Possess reasonable valuations based on the ratios of price-to-sales, price-to-earnings, and price-to-book values.

At times, the Fund’s portfolio may contain the shares of unseasoned companies, companies that are undergoing corporate restructuring, initial public offerings, and companies believed to possess undervalued assets.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s financial condition deteriorates to the point that, in the opinion of the Fund’s investment adviser, the company’s future growth prospects are impaired; (2) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued; or (3) the Fund’s investment adviser believes that another stock has better investment potential.

The Low Priced Stock Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

•
Common Stocks:  Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

•
Micro-Cap & Small Capitalization Companies:  Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies.  Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies.  Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies.  Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market.  In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress.  Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs.  For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

•
Low Priced Stocks:  The price swings of small and micro-cap low priced stocks are generally more volatile than higher priced large-cap companies.  Low priced stocks are generally more illiquid than higher priced securities.

•
Early Stage Companies:  Early stage companies are subject to the same risks as micro-cap companies.  In addition, they may not be profitable initially and there is no guarantee that they will become profitable or be able to obtain necessary financing.  They may rely on untested business plans.  Early stage companies may not be successful in developing markets for their products and services.  They may remain an insignificant part of their industry.  They may be illiquid or may not be publicly traded.  Investments in early stage companies tend to be more volatile and somewhat more speculative than investments in more established companies.

•
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

•	New Fund Risk: The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time, compare with those of a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell Microcap® Index.  Updated performance information is available on the Fund’s website at www.perrittcap.com or by calling the Fund toll-free at 1-800-332-3133.  The past performance of the Fund and its predecessor (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund is the successor to a separately managed account (the “Predecessor”), which transferred all of its assets to the Fund in exchange for the Fund’s shares after the close of business on February 28, 2014.  Accordingly, the performance information shown below for periods on or prior to February 28, 2014 is that of the Predecessor.  The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of the Predecessor.  In addition, the Predecessor’s portfolio managers are the current portfolio managers of the Fund.  As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessor was not subject.  Had the Predecessor been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected.  The performance information reflects the gross expenses of the Predecessor adjusted to reflect the higher fees and expenses of the Fund.  The performance is shown net of the annual management fee of 1.00% and other expenses.  The performance was achieved by the Predecessor when Fund assets were relatively small; the same strategies may not be available, and similar performance may not be achieved, when the Fund’s assets are larger.

The Predecessor did not have distribution policies.  The Predecessor was an unregistered separately managed account, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions.

Perritt Low Priced Stock Fund

Year-by-Year Total Returns as of December 31

During the period shown on the bar chart, the Predecessor’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
14.36% (December 31, 2013)	-7.18% (September 30, 2014)

Average Annual Total Returns For the Periods Ended December 31, 2014
	One Year	Since Inception (6/30/2012)
Perritt Low Priced Stock Fund
Return Before Taxes	2.00%	20.50%
Return After Taxes on Distributions	2.00%	20.50%
Return After Taxes on Distributions and Sale of Fund Shares	1.13%	16.10%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	4.89%	19.47%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	3.66%	20.63%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Management:

Investment Adviser:  Perritt Capital Management, Inc. is the investment adviser (“Adviser”) for the Fund.

Portfolio Manager:  Michael Corbett and Brian Gillespie are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Corbett is President of the Adviser and has served as Portfolio Manager of the Predecessor since June 2012.  Mr. Gillespie is a portfolio manager and research analyst of the Adviser and has served as Co-Portfolio Manager of the Fund and the Predecessor since June 2012.

Purchase, Sale and Exchange of Fund Shares:  You may purchase, redeem and exchange Fund shares on any business day by written request via mail (Perritt Low Priced Stock Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-332-3133, or through a financial intermediary.  You may also purchase and redeem additional Fund shares through the Internet at www.perrittcap.com.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The following are the minimum investment requirements for investing in the Fund (the Fund may waive the minimum investment requirements from time to time):

Initial Purchase:	$1,000
Additional Purchase:	$ 50
Automatic Investment Plan:	$ 50
Individual Retirement Account:	$ 250
Tax Deferred Retirement Account:	$ 250
Uniform Gift to Minors Act:	$ 250
Dividend Reinvestment:	None

Tax Information:  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Funds’ Investment Strategies and Disclosure of Portfolio Holdings

Investment Objective and Strategies

The Funds’ investment objective of long-term capital appreciation is a non-fundamental policy and may be changed without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee.  An investment in the Funds might not appreciate and investors may lose money.

Perritt MicroCap Opportunities Fund

Perritt MicroCap Opportunities Fund (the “MicroCap Fund”) has a non-fundamental policy to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of United States companies with market capitalizations that are below $500 million at the time of initial purchase.  If the MicroCap Fund decides to change this policy, it will provide at least a sixty (60) day written notice of its decision to shareholders.

Principal Investment Strategies

The MicroCap Fund normally invests in common stocks of companies with market capitalizations (share price multiplied by number of shares outstanding) below $500 million at the time of initial purchase.  The current income return of the MicroCap Fund is expected to be low (or non-existent) because micro-cap and small capitalization companies frequently need to retain all or most of their profits to finance growth.

Buying Stocks.   When selecting stocks for the MicroCap Fund’s portfolio, the Adviser utilizes a computer database of approximately 10,000 nationally traded companies.  This list is initially narrowed to the stocks of companies with market capitalizations less than $500 million.   This process reduces the investment universe to approximately 3,000 companies.  Stocks meeting these general selection criteria are subjected to a proprietary nine-step scoring system based on an analysis of both the company’s balance sheet and income statement.  Stocks selected for purchase will generally possess above-average scores generated by this system.

The MicroCap Fund’s portfolio generally contains both “growth” and “value” stocks.  Growth stocks are those of companies with annual revenue and earnings growth rates that are more than twice that of the growth rate of the U.S. economy.  These stocks generally are priced at relatively high multiples of revenues, earnings, and book values.  Value stocks, on the other hand, are considered to be those that possess price-earnings multiples below their expected annual growth rates and/or a price-to-revenues ratio that is below 1.0.

Under normal circumstances the MicroCap Fund seeks to keep its annual portfolio turnover ratio under 50%.  The annual portfolio turnover ratio indicates changes in the MicroCap Fund’s portfolio.  For instance, a rate of 100% would result if all the securities in the portfolio at the beginning of an annual period had been replaced by the end of the period.  The MicroCap Fund’s average security holding period can be approximated by taking the reciprocal of its turnover ratio.  For example, a portfolio turnover ratio of 50% would indicate an approximate security holding period of two years.  During the last five fiscal years, the MicroCap Fund’s annual portfolio turnover rate has averaged 30.3%.

Selling Stocks.  The MicroCap Fund diversifies its investments.  It will normally own 150 to 200 stocks of companies operating in a number of industries.  At the time of purchase, an investment in the stock of a single company will rarely exceed 3% of the MicroCap Fund’s assets.  Stocks periodically will be sold for several reasons.  These include: (1) a company’s market capitalization grows beyond $1.5 billion; (2) a company’s financial condition deteriorates to the point that the Adviser believes that the company’s long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company’s price-to-sales ratio or price-to-earnings ratio expands to the point that the Adviser believes the company’s stock is significantly overvalued.

Non-Principal Investment Strategies

The MicroCap Fund may take temporary defensive positions in response to adverse market, economic, political or other conditions.  This means the MicroCap Fund will invest in money market instruments (like U.S. Treasury Bills or commercial paper).  The MicroCap Fund may not achieve its investment objective when it takes a temporary defensive position.  When the MicroCap Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

The MicroCap Fund may purchase shares of exchange-traded funds (“ETFs”).  ETFs are registered investment companies that are bought and sold on a securities exchange.  Most ETFs represent a fixed portfolio of securities designed to track a particular market index.  Typically, the MicroCap Fund would purchase ETF shares to increase its equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Fund.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which they invest, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value.  ETFs also have management fees that are part of their costs, and the MicroCap Fund will indirectly bear its proportionate share of these costs.  Subject to certain exceptions, the MicroCap Fund currently may not own in the aggregate (a) more than 3% of the total voting stock of any one ETF; (b) securities issued by an ETF having an aggregate value in excess of 5% of the Fund’s total assets; or (c) securities issued by an ETF and any other investment company (whether or not registered) having an aggregate value in excess of 10% of the Fund’s total assets.

Perritt Ultra MicroCap Fund

Perritt Ultra MicroCap Fund (the “Ultra MicroCap Fund”) has a non-fundamental policy to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of United States companies with market capitalizations that are below $300 million at the time of initial purchase.  If the Ultra MicroCap Fund decides to change this policy, it will provide at least a sixty (60) day written notice of its decision to shareholders.

Principal Investment Strategies

Micro-cap companies represent the smallest sector of public companies based on market capitalization.  Normally, the micro-cap companies in which the Ultra MicroCap Fund invests are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Adviser uses fundamental analysis to look for stocks of micro-cap companies that appear to have the potential for more rapid price appreciation than other micro-cap stocks and the overall stock market in general.  The Adviser uses a “bottom-up” approach of fundamental analysis when selecting investments for the Ultra MicroCap Fund.  This means the Adviser bases investment decisions on company specific factors, not general economic conditions.

Buying Stocks.  The research process includes prescreening potential investments, using databases and industry contacts, analyzing annual reports and financial statements, making onsite visits and meeting with top management.  Stocks meeting the Ultra MicroCap Fund’s general selection criteria are subjected to a proprietary nine-step scoring system based on analysis of both the company’s balance sheet and income statement.  Stocks selected for purchase will generally possess above-average scores generated by this system.  In general, the Adviser focuses on very small companies based on their market capitalizations.  Investors should expect the Ultra MicroCap Fund’s portfolio to be diversified among a large number of stocks drawn from several industries.

Although it seeks to invest for the long term, the Ultra MicroCap Fund retains the right to sell securities irrespective of how long they have been held.  It is expected, though not assured, that the annual portfolio turnover rate of the Ultra MicroCap Fund will not typically exceed 100%.  A turnover rate of 100% would occur, for example, if all of the Ultra MicroCap Fund’s securities were replaced within one year.  A turnover rate of 100% or more would result in the Ultra MicroCap Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs could reduce the Ultra MicroCap Fund’s total return.  High portfolio turnover could also result in the payment by Ultra MicroCap Fund shareholders of increased taxes on realized gains.  During the last five fiscal years, the Ultra MicroCap Fund’s annual portfolio turnover rate has averaged 31.9%.

Selling Stocks.  Although the Ultra MicroCap Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s size has expanded beyond the point where it can no longer be considered to be a small capitalization company; (2) a company’s financial condition deteriorates to the point that, in the opinion of the Adviser, the company’s future growth prospects are impaired; (3) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Adviser believes the company’s stock is significantly overvalued; or (4) the Adviser believes that another stock has better investment potential.

Non-Principal Investment Strategies

Ordinarily, the Adviser intends to keep the portfolio fully invested in micro-cap stocks.  However, the Ultra MicroCap Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions.  In such circumstances the Ultra MicroCap Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements).  The Ultra MicroCap Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value.  When the Ultra MicroCap Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.  The Ultra MicroCap Fund may not invest more than 20% of its assets in cash and money market instruments when it is not taking a temporary defensive position.

The Ultra MicroCap Fund may purchase shares of exchange-traded funds (“ETFs”).  All ETFs are registered investment companies that are bought and sold on a securities exchange.  Most ETFs represent a fixed portfolio of securities designed to track a particular market index.  Typically, the Ultra MicroCap Fund would purchase ETF shares to increase its equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Ultra MicroCap Fund.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which they invest, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value.  ETFs also have management fees that are part of their costs, and the Ultra MicroCap Fund will indirectly bear its proportionate share of these costs.  Generally, the Ultra MicroCap Fund will purchase shares of ETFs having the characteristics of the types of common stocks in which the Ultra MicroCap Fund typically invests.  If greater liquidity is desired, then the Ultra MicroCap Fund may purchase shares of ETFs designed to track the price performance and dividend yield of the Standard & Poor’s 500® Index (S&P 500®) and the Standard & Poor’s® 400 MidCap Index.  Subject to certain exceptions, the Ultra MicroCap Fund currently may not own in the aggregate (a) more than 3% of the total voting stock of any one ETF; (b) securities issued by an ETF having an aggregate value in excess of 5% of the Ultra MicroCap Fund’s total assets; or (c) securities issued by an ETF and any other investment company (whether or not registered) having an aggregate value in excess of 10% of the Ultra MicroCap Fund’s total assets.

Perritt Low Priced Stock Fund

The Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”), normally invests at least 80% of its net assets (plus any borrowings for investment purchases) in low priced common stocks with market capitalizations that are below $3 billion at the time of initial purchase.  (The Low Priced Stock Fund may continue to hold the securities of a company after it exceeds $3 billion in market capitalization.)  Low priced stocks are those that are trading at or below $15 per share at the time of initial purchase.  (Subsequent to the initial purchase, the Low Priced Stock Fund may purchase such securities at a price above $15 per share.)  If the Low Priced Stock Fund decides to change this policy, it will provide at least a sixty (60) day written notice of its decision to shareholders.

Principal Investment Strategies

The Low Priced Stock Fund’s strategy is based on the premise that low priced stocks offer growth potential because these stocks have limited broker research coverage, the companies’ prospects are misunderstood by most investors, and some investors mistakenly believe stocks trading below $15 per share are more “speculative” than those trading at higher levels and therefore avoid low priced stocks.

The Low Priced Stock Fund will invest in “growth” stocks, “value” stocks, or a combination of both.  Given the market capitalization restrictions, the Low Priced Stock Fund will normally invest in securities issued by small-cap companies, including some micro-cap companies.  However, micro-cap companies will only make up a small portion of the Low Priced Stock Fund’s portfolio.  Micro-cap companies represent the smallest sector of public companies based on market capitalization

The Adviser uses fundamental analysis to look for stocks of small-cap and micro-cap companies that appear to have the potential for more rapid price appreciation than other small-cap and micro-cap stocks and the overall stock market in general.  The Adviser uses a “bottom-up” approach of fundamental analysis when selecting investments for the Low Priced Stock Fund.  This means the Adviser bases investment decisions on company specific factors, not general economic conditions.

In addition, the adviser seeks to invest in companies with the following attributes:

●	Have a high percentage of their shares owned by company management;
●	Possess relatively low levels of long-term debt;
●	Have a potential for above-average growth in revenues and/or earnings; and
●	Possess reasonable valuations based on the ratios of price-to-sales, price-to-earnings, and price-to-book values.

At times, the Low Priced Stock Fund’s portfolio may contain the shares of unseasoned companies, companies that are undergoing corporate restructuring or initial public offerings, and companies believed to possess undervalued assets.

Buying Stocks.  The research process includes prescreening potential investments, using databases and industry contacts, analyzing annual reports and financial statements, making onsite visits and meeting with top management.  Stocks meeting the Low Priced Stock Fund’s general selection criteria are subjected to a proprietary nine-step scoring system based on analysis of both the company’s balance sheet and income statement.  Stocks selected for purchase will generally possess above-average scores generated by this system.  Investors should expect the Low Priced Stock Fund’s portfolio to be diversified among a large number of stocks drawn from several industries.

Although it seeks to invest for the long term, the Low Priced Stock Fund retains the right to sell securities irrespective of how long they have been held.  It is expected, though not assured, that the annual portfolio turnover rate of the Low Priced Stock Fund will not typically exceed 100%.  A turnover rate of 100% would occur, for example, if all of the Low Priced Stock Fund’s securities were replaced within one year.  A turnover rate of 100% or more would result in the Low Priced Stock Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs could reduce the Low Priced Stock Fund’s total return.  High portfolio turnover could also result in the payment by Low Priced Stock Fund shareholders of increased taxes on realized gains.

Selling Stocks.  Although the Low Priced Stock Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s financial condition deteriorates to the point that, in the opinion of the Low Priced Stock Fund’s investment adviser, the company’s future growth prospects are impaired; (2) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued; or (3) the Fund’s investment adviser believes that another stock has better investment potential.

Non-Principal Investment Strategies

Ordinarily, the Adviser intends to keep the portfolio fully invested in stocks.  However, the Low Priced Stock Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions.  In such circumstances the Low Priced Stock Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements).  The Low Priced Stock Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value.  When the Low Priced Stock Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.  The Low Priced Stock Fund may not invest more than 20% of its assets in cash and money market instruments when it is not taking a temporary defensive position.

The Low Priced Stock Fund may purchase shares of exchange-traded funds (“ETFs”).  All ETFs are registered investment companies that are bought and sold on a securities exchange.  Most ETFs represent a fixed portfolio of securities designed to track a particular market index.  Typically, the Low Priced Stock Fund would purchase ETF shares to increase its equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Fund.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which they invest, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value.  ETFs also have management fees that are part of their costs, and the Low Priced Stock Fund will indirectly bear its proportionate share of these costs.  Generally, the Low Priced Stock Fund will purchase shares of ETFs having the characteristics of the types of common stocks in which the Fund typically invests.  If greater liquidity is desired, then the Low Priced Stock Fund may purchase shares of ETFs designed to track the price performance and dividend yield of the Standard & Poor’s 500® Index (S&P 500®) and the Standard & Poor’s® 400 MidCap Index.  Subject to certain exceptions, the Low Priced Stock Fund currently may not own in the aggregate (a) more than 3% of the total voting stock of any one ETF; (b) securities issued by an ETF having an aggregate value in excess of 5% of the Fund’s total assets; or (c) securities issued by an ETF and any other investment company (whether or not registered) having an aggregate value in excess of 10% of the Fund’s total assets.

Distribution Plan

The Low Priced Stock Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution and other fees for the sale and distribution of shares and for services provided to shareholders (the “Plan”).  The maximum level of distribution expenses is 0.25% per year of the Low Priced Stock Fund’s average daily net assets.

Currently, the Board of Directors has not authorized payments under the Plan and, as a result, the Low Priced Stock Fund currently neither accrues nor pays any fees under the Plan.  As such fees would be paid out of the Low Priced Stock Fund’s assets on an on-going basis, if the Fund was using the Plan, over time these fees would increase the cost of an investment in shares of the Fund and might cost investors more than paying other types of sales charges.

Redemption/Exchange Fee

The Funds are designed for investors with a long-term investment perspective and are not suitable for investors who attempt to profit from short-term market swings.  In fact, the Funds assess a 2% redemption/exchange fee for shares held ninety (90) days or less in an attempt to deter “market timing” investors from investing in the Funds.  See the disclosure under the heading “Redeeming and Exchanging Shares - Frequent Purchases and Redemptions of Fund Shares” for a more detailed discussion of the redemption fee.  The Funds are also not a suitable investment for investors who cannot accept the relatively high portfolio volatility and other risks associated with investing in stocks of micro-cap and small capitalization companies.  Furthermore, there is no assurance that the objectives of the Funds will be realized or that any income will be earned.  Since the Funds’ share price may fall below the initial purchase price, investors in the Funds may lose a portion of their investment capital.

Disclosure of Portfolio Holdings of the Funds

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, contains a description of each Fund’s policies and procedures regarding disclosure of its portfolio holdings.  The Funds may, from time to time, make available portfolio holdings information on the website www.perrittcap.com.

Management of the Funds

Perritt Capital Management, Inc. serves as each Fund’s investment adviser.  The Adviser is located at 300 South Wacker Drive, Suite 2880, Chicago, Illinois 60606, and currently serves as investment adviser to the MicroCap Fund pursuant to an investment advisory agreement dated February 28, 2013, as investment adviser to the Ultra MicroCap Fund pursuant to an investment advisory agreement dated October 10, 2010 and as investment adviser to the Low Priced Stock Fund pursuant to an investment advisory agreement dated February 28, 2014.  The Adviser was incorporated as an Illinois corporation on July 8, 1987 and has been serving as an investment adviser to registered investment companies since the formation of the predecessor MicroCap Fund in 1987.  The Adviser is a wholly owned subsidiary of Investment Information Services, Inc. (“IIS”).  IIS was organized in 1983.  Michael J. Corbett, President of the Adviser, owns a majority of the outstanding common stock of IIS and controls both IIS and the Adviser.  As of December 31, 2014, the Adviser had approximately $640 million in assets under management.

As the investment adviser to the Funds, the Adviser manages the investment portfolio for each Fund.  It makes the decisions as to which securities to buy and which to sell.  Under an Investment Advisory Agreement for the MicroCap Fund, the MicroCap Fund pays the Adviser a monthly investment advisory fee at the annual rate of 1.00% of its average daily net assets.  For the fiscal year ended October 31, 2014, the Adviser received an advisory fee at an annual rate of the MicroCap Fund’s average annual daily net assets of 1.00%.

Under an Investment Advisory Agreement for the Ultra MicroCap Fund, the Ultra MicroCap Fund pays the Adviser an annual investment advisory fee equal to 1.25% of its average daily net assets less than or equal to $100 million; 1.00% with respect to average daily net assets in excess of $100 million and less than or equal to $200 million; and 0.50% with respect to average daily net assets in excess of $200 million. For the fiscal year ended October 31, 2014, the Adviser received an advisory fee at an annual rate of the Ultra MicroCap Fund’s average annual daily net assets of 1.22%.

Under an Investment Advisory Agreement for the Low Priced Stock Fund, the Low Priced Stock Fund pays the Adviser a monthly investment advisory fee at the annual rate of 1.00% of its average daily net assets.  The Adviser has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for the Low priced Stock Fund do not exceed 1.50%.  This arrangement cannot be terminated prior to February 28, 2016 without the consent of the Board of Directors.  For the fiscal year ended October 31, 2014, after including the effect of the fee waiver, the Adviser received an advisory fee at the annual rate of the Low Priced Stock Fund’s average daily net assets of 0%.

A discussion regarding the basis for the Board of Directors approval of the Investment Advisory Agreement for each of the Funds is available in the Funds’ Semi-Annual Report to shareholders for the most recent period ended April 30.

Michael Corbett is responsible for the day-to-day management of the Funds.  Mr. Corbett joined the Adviser in 1990 as a research analyst and is currently President of the Adviser.  Mr. Corbett obtained a B.S. degree from DePaul University.  Mr. Corbett has been a Portfolio Manager for the MicroCap Fund since 1996, the Ultra MicroCap Fund since its inception in 2004, the Low Priced Stock Fund since its inception in 2014, and the Predecessor since 2012.

George Metrou, CFA, is jointly responsible for the day-to-day management of the MicroCap Opportunities Fund’s portfolio.  Mr. Metrou joined the Adviser as a research analyst in 2005, and was named Director of Research in 2012.  Mr. Metrou received his B.S. in Finance from DePaul University in 2005 and has been awarded a CFA charter.  In 2014, Mr. Metrou joined Mr. Corbett as Co-Portfolio Manager to the MicroCap Opportunities Fund.

Matthew Brackmann is jointly responsible for the day-to-day management of the Ultra MicroCap Fund’s portfolio.  Mr. Brackmann joined the Adviser as a research analyst in 2004, and was named Director of Trading in 2012.  Mr. Brackmann received his B.A. in Finance from the University of Iowa in 2004 and is a Level 2 CFA Charter candidate.  In 2014, Mr. Brackmann joined Mr. Corbett as Co-Portfolio Manager to the Ultra MicroCap Fund.

Brian Gillespie is jointly responsible for the day-to-day management of the Low Priced Stock Fund.  Mr. Gillespie joined the Adviser in 2005 and has more than 10 years of experience in the investment industry.  Mr. Gillespie is currently a portfolio manager and research analyst of the Adviser.  Mr. Gillespie obtained a B.A. in Finance from Illinois State University in 1995 and his M.B.A. from Loyola University Chicago in 2002.  Mr. Gillespie has been a Co-Portfolio Manager for the Low Priced Stock Fund since its inception in 2014 and the Predecessor since 2012.

The SAI provides additional information about the compensation of the Funds’ portfolio managers, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds that they manage.

Share Prices of the Funds

The price at which investors purchase shares of the Funds and at which shareholders redeem or exchange shares of the Funds is called the net asset value (“NAV”).  The Funds normally calculate their NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading.  The NYSE is closed on national holidays, Good Friday and weekends.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The Funds calculate their NAVs based on the market prices of the securities (other than money market instruments) they hold unless market quotations are not readily available, or are deemed unreliable, or other circumstances require fair valuing the securities (as discussed below).

Securities and other assets for which market quotations are not readily available or are deemed unreliable are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Directors.  The Funds value money market instruments that they hold with remaining maturities of less than sixty (60) days at their amortized cost, as long as the Adviser determines that amortized cost approximates the fair value of the instruments under valuation procedures described above.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities (only the Ultra MicroCap Fund and Low Priced Stock Fund may invest in illiquid securities), including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; and (c) securities whose trading has been halted or suspended.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that each Fund could obtain the fair value assigned to a security if it were to sell such security at approximately the same time at which each Fund determines its NAV per share.

Equity securities of relatively small companies frequently will be traded only in the over-the-counter market or on regional stock exchanges and often will be closely held with only a small proportion of the outstanding securities held by the general public.  In view of such factors, the Funds may assume positions in securities with limited trading markets that are subject to wide price fluctuations.  Therefore, the current NAV of the Funds may fluctuate significantly.  In addition, the Funds may invest in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed.  As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

The Funds will process purchase orders, redemption orders and exchange orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  The Funds will process purchase orders, redemption orders and exchange orders that they receive in good order after the close of regular trading at the NAV calculated on the next day the NYSE is open.  A purchase, redemption or exchange order is in “good order” when a Fund or your servicing agent receives properly completed and signed documents.

Purchasing Shares

How to Open an Account and Make Purchases by Mail and Wire

1.	Read this Prospectus very carefully before you invest.

2.	Share purchase applications can be obtained by calling 1-800-332-3133, or by visiting the Funds’ website at www.perrittcap.com.

3.	Determine how much you want to invest keeping in mind the following minimums:

Minimum Investment Requirements

Initial Purchase:	$1,000
Additional Purchase:	$ 50
Automatic Investment Plan:	$ 50
Individual Retirement Account:	$ 250
Tax Deferred Retirement Account:	$ 250
Uniform Gift to Minors Act:	$ 250
Dividend Reinvestment:	None

The Funds may change minimum investment requirements at any time.

4.
The Funds will not accept payment in cash or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U. S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  As applicable, make your check payable to “Perritt MicroCap Opportunities Fund,” “Perritt Ultra MicroCap Fund”, “Perritt Low Priced Stock Fund”, or “U.S. Bancorp Fund Services, LLC” as the Funds’ agent (the “Transfer Agent”).  All checks must be in U.S. Dollars drawn on a domestic financial institution and must be payable in U.S. dollars.  The Funds are unable to accept post-dated checks or any conditional order or payment.  The Transfer Agent will charge a $25 service fee when a check is returned.  The shareholder will also be responsible for any losses suffered by the Funds as a result.  The Funds may redeem shares you own as reimbursement for any such losses.  The Funds reserve the right to reject any purchase order for Fund shares.

5.	Mail the application and check to:

By First Class Mail By	Overnight or Express Mail

Perritt Funds, Inc.	Perritt Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service to the Post Office Box address.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire

6.
If you are making your first investment in the Funds by wire, please call 1-800-332-3133 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile.  You can mail or overnight deliver your completed application to the transfer agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund, and your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:                 Perritt Funds, Inc. [Insert Fund Name]
(Shareholder name, Shareholder Account #)

Subsequent Investments by Wire

7.	Please call 1-800-332-3133 before you wire funds in order to advise the Transfer Agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Please remember that U.S. Bank N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Purchases Through Financial Service Agents

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds and/or the Adviser may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, “Servicing Agents” and each a “Servicing Agent”), such as Charles Schwab & Co., Inc. and TD Ameritrade, that may include the Funds as investment alternatives in the programs they offer or administer.  Servicing Agents may:

•
Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum investment requirements.

•	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

•
Charge their customers fees for the services they provide.  Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate the Servicing Agent for the services provided to their customers.  Such payments may provide incentives for Servicing Agents to make shares of the Funds available to their customers, and may allow the Funds greater access to such Servicing Agents and their customers than would be the case if no payments were made.

•
Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive the same day pricing.

•
Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf).  If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund’s behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

If you decide to purchase shares through a Servicing Agent, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus.  Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Funds.  When you purchase shares of a Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with that Fund on a timely basis.  If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, the Servicing Agent may be held liable for any resulting fees or losses.

How to make Subsequent Investments in the Funds

Mail or Wire

To make a subsequent investment in a Fund, see the instructions above under “How to Open an Account and Make Purchases by Mail and Wire.”

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on your application or call the Transfer Agent at 1-800-332-3133 for additional information.  Any request to change or terminate your AIP should be submitted to the Transfer Agent five (5) days prior to the effective date.

Telephone Purchases

The telephone purchase option may not be used for initial purchases of the Funds’ shares, but may be used for subsequent purchases.  The telephone purchase option allows you to make subsequent investments directly from a bank checking or savings account.  The telephone purchase option will be established on your account unless you declined telephone options on the Purchase Application.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This first telephone purchase can occur no earlier than 15 calendar days after the account is open.  To have Fund shares purchased at the net asset value determined at the close of regular trading on a given date, the Transfer Agent must receive your purchase order prior to the close of regular trading on such date.  Most transfers are completed within one business day.  Telephone purchases may be made by calling 1-800-332-3133.  Once a telephone transaction has been placed, it cannot be canceled or modified.

If you have already opened an account, you may request this option by sending the Transfer Agent the “Telephone Option” form available on the Funds’ website (www.perrittcap.com).  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Internet Purchases

After your account is established, you may set up a password by logging onto the Funds’ website (www.perrittcap.com).  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have indicated on your application that telephone transactions are authorized and also have provided a voided check with which to establish your bank account instructions in order to complete Internet transactions.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Funds will accept Internet instructions from any one owner or authorized person.

Telephone and Electronic Transactions

During periods of high market activity, shareholders may encounter higher than usual call waits.  Further, it may be difficult to reach the Funds by telephone or via the Internet during periods of unusual market activity.  Please allow sufficient time to place your telephone transaction.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Funds nor the Transfer Agent will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes or other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified.  If an account has more than one owner or authorized person, the Funds will accept telephone and Internet instructions from any one owner or authorized person.

Other Information about Purchasing Shares of the Funds

Each Fund may reject any share purchase application or any purchase for any reason.  Each Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent that has an agreement with the Fund.

The Funds will not issue certificates evidencing shares purchased.  Each Fund will send investors a written confirmation for all purchases of shares.

Each Fund offers the following retirement plans:

•	Traditional IRA
•	Roth IRA
•	Coverdell Education Savings Account
•	SEP-IRA
•	SIMPLE IRA

Fees for these accounts consist of an annual maintenance fee of $15 and $25 per withdrawal.  Please refer to the IRA disclosure booklet for fees unique to IRAs and Qualified Plan accounts.

Investors can obtain further information about the retirement plans by calling the Funds at 1-800-332-3133.  The Funds recommend that investors consult with a competent financial and tax adviser regarding the retirement plans before investing through these plans.

Shares of the Funds may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number.  This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.  As noted, investors generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Redeeming and Exchanging Shares

Shareholders may redeem (sell) their shares at any time.  The redemption price you receive will be equal to the NAV next determined after the Transfer Agent receives a request for redemption in good order.  The value of your shares on redemption may be more or less than their original cost.  A redemption fee of 2% of the amount of the redemption is generally applicable for shares held ninety (90) days or less.  Requests for redemption by telegram will not be honored.  Questions regarding the proper form of redemption requests should be directed to the Transfer Agent at 1-800-332-3133.

How to Redeem Fund Shares

Redeeming Shares In Writing:

1.	Prepare a letter of instruction containing:

•	The name of the Fund or Funds;
•	Account number(s);
•	The amount of money or number of shares being redeemed;
•	The names on the account;

•	Daytime telephone number; and
•
Additional information the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Transfer Agent in advance at 1-800-332-3133, if you have any questions.

2.	Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.	A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	The redemption request exceeds $50,000;
•	The redemption proceeds are payable or sent to any person, address or bank account not on record;
•	The redemption request is received within fifteen (15) calendar days of an address change; or
•	You are changing ownership on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to a particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Program and the Securities Transfer Agent Medallion Program (STAMP).  A notarized signature is not an acceptable signature guarantor.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, a signature verification from a Signature Validation Program (“SVP”) member, or other acceptable form of authentication from a financial institution source.  You can get a signature guarantee or SVP stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not from a notary public.

4.
Redemption requests from shareholders in an IRA or defined contribution retirement plan must include instructions regarding federal income tax withholding.  Redemption requests will be subject to withholding unless the shareholder makes an election not to have federal income tax withheld.

5.	Send the letter containing redemption instructions to:

By First Class Mail By	Overnight or Express Mail

Perritt Funds, Inc.	Perritt Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service to the Post Office Box address.

How to Redeem Fund Shares Through Telephone/Online Privileges

Unless you declined the telephone redemption option or have not set up the Internet redemption option on your account, you may redeem up to $50,000 per day by calling 1-800-332-3133 or visiting the Funds’ website at www.perrittcap.com.  Shares held by retirement plans may not be redeemed by telephone or online. You may elect to have telephone redemption proceeds sent by check to your address of record, by wire to your bank account of record, or funds may be sent via electronic funds transfer through the ACH network to your pre-determined bank account.  Proceeds may be wired and are subject to a $15 fee paid by the investor.  You do not incur any charge for proceeds sent via the ACH system and credit is usually available within 2-3 days.

How to Redeem Fund Shares Through Servicing Agents

If your shares are held by a Servicing Agent (such as Charles Schwab & Co. Inc. or TD Ameritrade), you must redeem your shares through the Servicing Agent.  Contact your Servicing Agent for instructions on how to do so.

Redemption Price

•	The redemption price per share you receive for redemption requests is the next determined NAV after the Transfer Agent receives your written request in good order with all required information; or

•
If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m.  Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•
If you redeem shares by mail, the Transfer Agent will normally mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the written request in good order with all required information, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire.  An Electronic Funds Transfer generally takes two (2) to three (3) business days to reach the shareholder’s account whereas the Transfer Agent generally wires redemption proceeds on the business day following the calculation of the redemption price.  If any portion of the shares to be redeemed represents an investment made by check, a Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected.  This may take up to twelve (12) calendar days from the purchase date.

•	If you redeem shares through a Servicing Agent, you will receive the redemption proceeds in accordance with the procedures established by the Servicing Agent.

Other Redemption Considerations

The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check drawn in a particular amount be sent to them each month, calendar quarter, or annually.  Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network.  To establish a SWP, your account must have a value of at least $10,000, and the minimum withdrawal amount is $250.  For more information on a SWP please see the Funds’ SAI or contact the Transfer Agent.

When redeeming shares of the Funds, shareholders should consider the following:

•	The redemption may result in a taxable gain.

•
As permitted by the Investment Company Act of 1940, a Fund may delay the payment of redemption proceeds for up to seven (7) days in all cases.  In addition, the Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

•
If any portion of the shares to be redeemed represents an investment made by check, a Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve (12) calendar days from the purchase date.

•	The Transfer Agent currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers.

•
A Fund may pay redemption requests “in kind.”  This means that a Fund may pay redemption requests entirely or partially with liquid securities rather than cash.  Shareholders who receive a redemption “in kind” may incur costs upon the subsequent disposition of such securities.

How to Exchange Shares

You may exchange shares of identically registered accounts between the MicroCap Fund, the Ultra MicroCap Fund, and the Low Priced Stock Fund, provided that you meet each Fund’s minimum initial investment requirement.  Before exchanging your shares, you should first carefully read the appropriate sections of this Prospectus for the new Fund and consider the tax consequences if yours is a taxable account.  When you exchange shares, you are redeeming your shares in one Fund and buying shares of the other Fund.  Shares redeemed in an exchange transaction will be treated as a sale of the Fund’s shares and any gain (or loss) on the transaction may be reportable as a gain (or loss) on your federal income tax return.  This concern does not apply to IRA or other tax exempt accounts.

After the exchange, the account from which the exchange is made must have a remaining balance of at least $500 for the MicroCap Fund, or $1,000 for the Ultra MicroCap Fund and the Low Priced Stock Fund, in order to remain open.  The Funds reserve the right to terminate or materially modify the exchange privilege upon 60 days’ advance notice to shareholders.

You may exchange Fund shares by calling Shareholder Services at 800-332-3133 prior to the close of trading on the NYSE, generally 3:00 p.m. Central Time on any day the NYSE is open for regular trading.  The Transfer Agent will charge a $5 fee for each telephone exchange.  To exchange shares via mail, you may submit a signed letter of instruction.  There is no $5 charge to exchange shares if your request is in writing.  All registered account holders must sign the request.

If you exchange Fund shares 90 days or less from the date of purchase, you will generally be charged a redemption fee of 2% of the amount exchanged.

Small Accounts

The Funds’ account owners share the high cost of maintaining accounts with low balances.  To reduce this cost, the Funds reserve the right to close your account when a redemption leaves your account with a balance below $500 for the MicroCap Fund or $1,000 for the Ultra MicroCap Fund and the Low Priced Stock Fund.  The Funds will notify you in writing before your account is closed and you will have thirty (30) calendar days for the MicroCap Fund or sixty (60) calendar days for the Ultra MicroCap Fund and the Low Priced Stock Fund to bring the balance up to the required level.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions/exchanges of shares of the Funds may harm other shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of its shares.  Each Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders of the Fund (collectively, the “market timing policy”).  The market timing policy does not apply to each Fund’s SWP.

In order to deter market timers and excessive trading, each Fund imposes a 2% redemption/exchange fee on the value of shares redeemed ninety (90) days or less after the date of purchase (any proceeds of the fee are paid to the Fund).  The redemption/exchange fee does not apply to shares acquired through the reinvestment of dividends and capital gains, nor to shares redeemed through a SWP.  The Funds reserve the right to waive the redemption/exchange fee, subject to their sole discretion, in instances deemed by the Adviser not to be disadvantageous to a Fund or its shareholders and which do not indicate market timing strategies.  In addition to the redemption fee, each Fund may temporarily or permanently bar future purchases into that Fund by such investor or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which such investor may request future purchases and redemptions.

In calculating whether redemption of a Fund’s shares is subject to the redemption/exchange fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have redeemed the shares he or she acquired earliest.  The fee will be calculated based on the current price of the shares as of the redemption date.

Investors are subject to these policies whether they are a direct shareholder of a Fund or they invest in a Fund indirectly through a financial intermediary such as a broker-dealer, a bank, an investment adviser or an administrator or trustee of a tax-deferred retirement plan that maintains an “Omnibus Account” with a Fund for trading on behalf of its customers.

The ability of the Funds to apply their market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy.  Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds to prevent excessive short-term trading, there is no assurance that the Funds or their agents will be able to identify those shareholders or curtail their trading practices.

If suspicious trading patterns are detected in an Omnibus Account, the relevant Fund will request information from the financial intermediary concerning trades placed in the Omnibus Account.  The Fund will use this information to monitor trading in the Fund and to attempt to identify shareholders in the Omnibus Account engaged in trading that is inconsistent with the market timing policy or otherwise not in the best interests of the Fund.  In considering an investor’s trading activity, the relevant Fund may consider, among other factors, the investor’s trading history, both directly and, if known, through intermediaries, in the Funds.  If a Fund detects such activity, then the Fund may request that the financial intermediary take action to prevent the particular investor or investors from engaging in frequent or short-term trading.  If inappropriate trading recurs, a Fund may refuse all future purchases from the Omnibus Account, including those of plan participants not involved in the inappropriate activity.

Household Delivery of Shareholder Documents

Only one Prospectus, Annual Report and Semi-Annual Report will be sent to shareholders who have the same address on record for their Fund accounts, unless you request multiple copies.  If you would like to receive separate copies, please call the Funds at 1-800-332-3133.  The Funds will begin sending your additional copies free of charge within thirty (30) days.  If your shares are held through a financial institution, please contact them directly.

Distributions and Taxes

Each Fund distributes substantially all of its net investment income and capital gains annually.  Distributions are generally made in December.  As long as the Funds meet the requirements of a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to shareholders.  Each Fund will automatically reinvest on your behalf all dividends and distributions in additional shares of the Fund unless you have elected to receive dividends and distributions in cash.  You may make this election on the share purchase application or by writing to the Transfer Agent.  If you wish to change your distribution option, notify the transfer agent in writing or by telephone in advance of the payment date for the distribution.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or capital gains (which may be taxed at different rates depending on the length of time a Fund holds the assets generating the capital gains).  Distributions of net long-term capital gain are subject to tax as long-term capital gain regardless of the length of time you have held Fund shares.  If you purchase shares at a time when a Fund has recognized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

The Funds will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares.  This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.  Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares within such holding period.  A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition.  In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss.  An exchange of shares in a Fund for shares in another Fund is treated for federal income tax purposes as a sale and purchase of shares, which may result in recognition of gain or loss.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Federal law requires a mutual fund company to report its shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares are sold.  Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  A Fund’s standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares.

The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.”

If you hold shares in a Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in the Funds by U.S. shareholders.  The SAI contains a more detailed summary of federal tax rules that apply to the Funds and their shareholders.  This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Funds.  Legislation, judicial, or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive.  You should consult your tax advisers to determine the federal, state, local and non U.S. tax consequences of owning Fund shares.

Anti-Money Laundering Program

The Transfer Agent, on behalf of the Funds, has established an Anti-Money Laundering Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  In order to ensure compliance with this law, the Funds are required to obtain the following information for all registered owners and all authorized individuals:

•	Full Name;

•	Date of Birth;

•	Social Security Number;

•	Permanent Street Address (P.O. Box only is not acceptable); and

•	Additional documentation for corporate accounts.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is requested and not received.

The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.   Please note that your application will be returned if any information is missing.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-800-332-3133.

Index Descriptions

The Russell 2000® Index is a popular measure of the stock performance of small companies.  It is comprised of the stocks of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000® Index is comprised of the 3,000 largest U.S. companies based on market capitalization.  The index reflects no deductions for expenses or taxes.  A direct investment in an index is not possible.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market.  It makes up less than 3% of the U.S. equity market.  It includes 1,000 of the smallest securities in the small-cap Russell 2000® Index based on a combination of their market cap and current index membership and it includes the next 1,000 securities.  The index reflects no deductions for expenses or taxes.  A direct investment in an index is not possible.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or for the period of a Fund’s operations if less than 5 years.  The financial information presented for the MicroCap Opportunities Fund is that of the Predecessor Fund.  The MicroCap Opportunities Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the MicroCap Opportunities Fund on February 28, 2013.  The MicroCap Opportunities Fund has adopted the Financial Statements of the Predecessor Fund.   Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information was audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available on request.

Perritt MicroCap Opportunities Fund

For a Fund share outstanding throughout the period

	For the Years Ended October 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$37.38	$26.47	$23.43	$24.52	$19.83
Income/(loss) from investment operations:
Net investment income/(loss)2	(0.18)	(0.06)	0.10	(0.11)	(0.15)
Net realized and unrealized gain/(loss) on investments	2.29	11.21	2.94	(0.98)	4.84
Total from investment operations	2.11	11.15	3.04	(1.09)	4.69
Less dividends and distributions:
Distributions from net investment income	—	(0.24)	—	—	—
Distributions from net realized gains	(3.49)	—	—	—	—
Total dividends and distributions	(3.49)	(0.24)	—	—	—
Redemption fees2	—3	—3	—3	—3	—3
Net asset value, end of period	$36.00	$37.38	$26.47	$23.43	$24.52
Total return1	6.17%	42.46%	12.97%	(4.45%)	23.59%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$462,716	$463,469	$308,241	$337,975	$371,998
Ratio of net expenses to average net assets:	1.19%	1.22%	1.26%	1.22%	1.27%
Ratio of net investment income/(loss) to average net assets:	(0.51%)	(0.20%)	0.38%	(0.42%)	(0.67%)
Portfolio turnover rate	29.1%	41.4%	14.0%	25.4%	41.5%

1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the year.
3	Amount is less than $0.01 per share.

Perritt Ultra MicroCap Fund

For a Fund share outstanding throughout the period

	For the Years Ended October 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.23	$11.50	$10.90	$11.10	$8.14
Income/(loss) from investment operations:
Net investment loss2	(0.19)	(0.15)	(0.06)	(0.15)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.12	4.88	0.66	(0.06)	3.02
Total from investment operations	0.93	4.73	0.60	(0.21)	2.96
Less dividends and distributions:
Distributions from net realized gains	(0.39)	—	—	—	—
Total dividends and distributions	(0.39)	—	—	—	—
Redemption fees2	0.02	—3	—3	0.01	—3
Net asset value, end of period	$16.79	$16.23	$11.50	$10.90	$11.10
Total Return1	5.96%	41.13%	5.50%	(1.80%)	36.36%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$67,571	$82,000	$48,577	$63,290	$96,532
Ratio of net expenses to average net assets:	1.56%	1.75%	1.85%	1.65%	1.72%
Ratio of net investment loss to average net assets:	(1.06%)	(1.14%)	(0.56%)	(1.11%)	(0.57%)
Portfolio turnover rate	64.2%	33.9%	14.6%	17.9%	29.0%

1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the year.
3	Amount is less than $0.01 per share.

Perritt Low Priced Stock Fund

For a Fund share outstanding throughout the period

For the Period From February 28, 20144 to October 31, 2014
Net asset value, beginning of period	$15.00
Income/(loss) from investment operations:
Net investment loss2	(0.06)
Net realized and unrealized loss on investments	(0.79)
Total from investment operations	(0.85)
Redemption fees2	—3
Net asset value, end of period	$14.15
Total return1,5,7	(5.67%)
Supplemental data and ratios:
Net assets, end of period (in thousands)	$2,090
Ratio of net expenses to average net assets6	1.50%
Ratio of net investment loss to average net assets6	(0.67%)
Ratio of expenses (prior to reimbursement) to average net assets6	7.15%
Ratio of net investment loss (prior to reimbursement) to average net assets6	(6.32%)
Portfolio turnover rate7	49.0%

1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Net investment income (loss) and redemption fees per share has been calculated based on average shares outstanding during the period.
3	Amount is less than $0.01 per share.
4	Commencement of operations.
5	The total return figure is the since inception return for the Fund which commenced operations on February 28, 2014.
6	Annualized for periods less than one year.
7	Not annualized for periods less than one year.

Privacy Policy

The Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on or in applications or other forms, including but not limited to, your name, address, phone number, and social security number; and

•
Information about your transactions with the Funds, their affiliates or others, including but not limited to, your account number and balance, parties to transactions, cost basis information and other financial information.

The Funds do not disclose any nonpublic personal information about their current or former shareholders to nonaffiliated third parties, except as permitted by law.   For example, the Funds are permitted by law to disclose all the information the Funds collect to their transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards through their transfer agent, U. S. Bancorp Fund Services, LLC, that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

PP-1

For More Information

You can learn more about the Funds in the following documents:

Statement of Additional Information

The Funds’ SAI contains more detailed information about the Funds, and the SAI is filed with the Securities and Exchange Commission (“SEC”).  The SAI is incorporated by reference into this Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year.

To request a free copy of the current SAI or annual and semi-annual reports, call the Funds, toll-free, at 1-800-332-3133 or 1-312-669-1650, or write to the Funds at 300 South Wacker Drive, Suite 2880, Chicago, Illinois 60606.  You may also obtain a copy of these documents free of charge from the Funds’ website at www.perrittcap.com.

Prospective investors and shareholders with questions about the Funds also may call the above number or write to the above address.

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D. C. (Please call 1-202-551-8090 for information on the operation of the Public Reference Room).  Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet website at www.sec.gov, and copies of this information may be obtained (duplicating fee required) by electronic request at publicinfo@sec.gov or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Fund Symbols and CUSIPS

The shares of the Perritt Funds have the following fund symbols and CUSIPs:

Fund	Symbol	CUSIP
Perritt MicroCap Opportunities Fund	PRCGX	714402203
Perritt Ultra MicroCap Fund	PREOX	714402104
Perritt Low Priced Stock Fund	PLOWX	714402302

Investment Company Act File No. 811-21556

FMI-1

STATEMENT OF ADDITIONAL INFORMATION Dated February 27, 2015

PERRITT FUNDS, INC.

PERRITT MICROCAP OPPORTUNITIES FUND
(Ticker Symbol: PRCGX)

PERRITT ULTRA MICROCAP FUND
(Ticker Symbol: PREOX)

PERRITT LOW PRICED STOCK FUND
(Ticker Symbol: PLOWX)

Investment Adviser: Perritt Capital Management, Inc. 300 South Wacker Drive Suite 2880 Chicago, Illinois 60606 Toll Free: (800) 332-3133	Account Information and Shareholder Services: Perritt Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 Toll Free: (800) 540-6807

This Statement of Additional Information (the “SAI”) provides additional information about the Perritt MicroCap Opportunities Fund, the Perritt Ultra MicroCap Fund and the Perritt Low Priced Stock Fund (each a “Fund” and, collectively, the “Funds”), and should be read in conjunction with the Funds’ Prospectus dated February 27, 2015, as may be amended or supplemented from time to time.  This SAI is not a prospectus.  You may obtain a copy of the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Funds’ website at www.perrittcap.com.

Financial statements for the Perritt MicroCap Opportunities Fund, the Perritt Ultra MicroCap Fund, and the Perritt Low Priced Stock Fund are incorporated by reference to the Annual Report, dated October 31, 2014, filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR on December 24, 2014 and are incorporated by reference into this SAI.  Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

PERRITT FUNDS, INC.

TABLE OF CONTENTS
Page

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT OBJECTIVE	1
INVESTMENT CONSIDERATIONS	2
INVESTMENT RESTRICTIONS	9
PORTFOLIO TURNOVER	13
RETIREMENT PLANS	13
OTHER SHAREHOLDER PLANS	13
ANTI-MONEY LAUNDERING PROGRAM	14
DISCLOSURE OF PORTFOLIO HOLDINGS	15
DIRECTORS AND OFFICERS	16
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	22
INVESTMENT ADVISER	24
PORTFOLIO MANAGERS	26
ALLOCATION OF PORTFOLIO BROKERAGE	28
ALLOCATION OF INVESTMENT OPPORTUNITIES	30
REDEMPTION AND EXCHANGE FEE	31
THE ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT	32
CUSTODIAN	32
DISTRIBUTOR	33
DISTRIBUTION PLAN	33
DETERMINATION OF NET ASSET VALUE	34
TAXES	35
SHAREHOLDER MEETINGS	38
CAPITAL STOCK	38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	39
DESCRIPTION OF SECURITIES RATINGS	39

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated February 27, 2015 and, if given or made, such information or representations may not be relied upon as having been authorized by Perritt Funds, Inc.

This SAI does not constitute an offer to sell securities.

-i-

FUND HISTORY AND CLASSIFICATION

Perritt Funds, Inc. (the “Company”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).  The Company was organized as a Maryland corporation on March 22, 2004.  The Board of Directors of the Company (the “Board”) may, from time to time, issue additional series, the assets and liabilities of which will be separate and distinct from any other series.  The Company currently offers the following three diversified separate investment series, or mutual funds: Perritt MicroCap Opportunities Fund (the “MicroCap Fund”), Perritt Ultra MicroCap Fund (the “Ultra MicroCap Fund”) and the Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”).

The MicroCap Fund became effective on February 28, 2013 and is the successor in interest to another fund having the same name and investment objective that was included as a series of another investment company, Perritt MicroCap Opportunities Fund, Inc. (the “Predecessor MicroCap Fund”) that was also advised by the Funds’ investment adviser, Perritt Capital Management, Inc.  Effective as of the close of business on February 28, 2013, the assets and liabilities of the Predecessor MicroCap Fund were transferred to the Company and the Predecessor MicroCap Fund was reorganized into a newly created series of the Company–the MicroCap Fund.

Prior to April 30, 2012, the Ultra MicroCap Fund was named the Perritt Emerging Opportunities Fund.

INVESTMENT OBJECTIVE

The MicroCap Fund’s investment objective is long-term capital appreciation.  The MicroCap Fund will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of United States companies with market capitalizations that are below $500 million at the time of initial purchase.

The Ultra MicroCap Fund’s investment objective is long-term capital appreciation.  The Ultra MicroCap Fund will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of United States companies with market capitalizations that are below $300 million at the time of initial purchase.

The Low Priced Stock Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purchases) in low priced common stocks with market capitalizations that are below $3 billion at the time of initial purchase.  (The Low Priced Stock Fund may continue to hold the securities of a company after it exceeds $3 billion in market capitalization.)  Low priced stocks are those that are trading at or below $15 per share at the time of initial purchase.  (Subsequent to the initial purchase, the Low Priced Stock Fund may purchase such securities at a price above $15 per share.)  The Low Priced Stock Fund’s strategy is based on the premise that low priced stocks offer growth potential because these stocks have limited broker research coverage, the companies’ prospects are misunderstood by most investors, and some investors mistakenly believe stocks trading below $15 per share are more “speculative” than those trading at higher levels and therefore avoid low priced stocks.

From time to time, each Fund, to the extent consistent with its investment objective, investment restrictions and investment strategies, may invest in other equity-type securities such as convertible bonds, preferred stocks and warrants to purchase common stock.  The Funds may invest in securities not listed on national or regional securities exchanges, but such securities typically will have an established over-the-counter market.  The Funds do not currently intend to invest in any security that, at the time of purchase, is not readily marketable.  Each Fund may, for temporary defensive purposes, invest more than 20% of its assets in money market securities, including U.S. government obligations, certificates of deposit, bankers’ acceptances, commercial paper or cash and cash equivalents.  Except for temporary defensive purposes, the Funds will retain cash and cash equivalents only in amounts deemed adequate for current needs and to permit the Funds to take advantage of investment opportunities.

INVESTMENT CONSIDERATIONS

Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect each Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. government, the Board of Governors of the   Federal Reserve System, the U.S. Department of the Treasury, the SEC, the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring new regulations by the SEC, the CFTC and other regulators.  The potential impact that such regulations could have on securities held by the Funds currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Considerations Respecting the Funds’ Principal Investment Strategies

Because the Funds intend to invest to a substantial degree in common stocks of smaller companies which are, in the opinion of Perritt Capital Management, Inc., the Funds’ investment adviser (the “Adviser”), rapidly growing, an investment in the Funds is subject to greater risks than those of funds that invest in larger companies.

Investments in relatively small companies tend to be speculative and volatile.  Relatively small companies may lack depth in management on which to rely should loss of key personnel occur.  Relatively small companies also may be involved in the development or marketing of new products or services, the market for which may not have been established.  Such companies could sustain significant losses when projected markets do not materialize.  Further, such companies may have, or may develop, only a regional market for products or services and may be adversely affected by purely local events.  Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies.

Equity securities of relatively small companies frequently will be traded only in the over-the-counter market or on regional stock exchanges and often will be closely held with only a small proportion of the outstanding securities held by the general public.  In view of such factors, the Funds may assume positions in securities with limited trading markets that are subject to wide price fluctuations.  Therefore, the current net asset value (“NAV”) of the Funds may fluctuate significantly.  Accordingly, the Funds should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should an investment in a Fund, by itself, be considered a balanced or complete investment program.

Considerations Respecting each Fund’s Non-Principal Investment Strategies

Illiquid Securities

The Ultra MicroCap Fund and the Low Priced Stock Fund may invest up to 15% of their net assets in “illiquid securities”.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Adviser, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”).  However, restricted securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), may be considered liquid.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Ultra MicroCap Fund and the Low Priced Stock Fund could adversely affect their marketability, causing the Ultra MicroCap Fund and the Low Priced Stock Fund to sell securities at unfavorable prices.  The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations.  In determining the liquidity of a security, the Board has directed the Adviser to consider such factors as (i) the nature of the market for the security (including the institutional private resale markets); (ii) the terms of the security or other instrument allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, the Ultra MicroCap Fund and the Low Priced Stock Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, the Ultra MicroCap Fund and the Low Priced Stock Fund might obtain a less favorable price than the price which prevailed when it decided to sell.  Restricted securities for which there is no market will be priced at fair value as determined in good faith by the Board or by the Adviser pursuant to procedures set forth by the Board and reviewed by the Board.

Convertible Securities

Each Fund, to the extent consistent with its investment objective, investment restrictions and investment strategies, may invest in convertible securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stocks

Each Fund, to the extent consistent with its investment objective, investment restrictions and investment strategies, may invest in preferred stocks.  Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock.  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects.  As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales

The Ultra MicroCap Fund and the Low Priced Stock Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities.  Short selling involves the sale of borrowed securities.  At the time a short sale is effected, the Ultra MicroCap Fund and the Low Priced Stock Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Ultra MicroCap Fund and the Low Priced Stock Fund purchases it for delivery to the lender.  The price at such time may be more or less than the price at which the security was sold by the Ultra MicroCap Fund and the Low Priced Stock Fund.  Until the security is replaced, the Ultra MicroCap Fund and the Low Priced Stock Fund is required to pay the lender amounts equal to any dividends or interest which accrue during the period of the loan.  To borrow the security, the Ultra MicroCap Fund and the Low Priced Stock Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

Until the Ultra MicroCap Fund and the Low Priced Stock Fund closes their short position or replaces the borrowed security, the Funds will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Funds’ short position.

Borrowing

Each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes.  However, the MicroCap Fund may not borrow for the purpose of purchase of investments, and may only borrow in an amount not to exceed 5% of the value of the MicroCap Fund’s net assets at the time the borrowing is incurred.  For example, a Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous.  As required by the 1940 Act, a Fund may only borrow from a bank and must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three (3) days (not including Sundays and holidays).  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Lending Portfolio Securities

In order to generate additional income, the Low Priced Stock Fund may lend portfolio securities constituting up to 30% of its total assets to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times during the loan, must maintain with the Fund cash, U.S. Government securities or equivalent collateral or provide to the Fund an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis.  During the time portfolio securities are on loan, the borrower pays the Low Priced Stock Fund an amount equivalent to any dividends or interest paid on such securities, and the Low Priced Stock Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit.  Loans are subject to termination at the option of the Low Priced Stock Fund or the borrower.  The Low Priced Stock Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.  The Low Priced Stock Fund does not have the right to vote securities on a loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Low Priced Stock Fund will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

Rights and Warrants

The Ultra MicroCap Fund and the Low Priced Stock Fund may purchase rights and warrants to purchase equity securities.  The MicroCap Fund may purchase warrants to purchase equity securities, but may invest no more then 5% of its total assets in warrants, whether or not the warrants are listed on the New York Stock Exchange or on the NYSE Amex, formerly the American Stock Exchange, or more than 2% of the value of the assets of the Funds in warrants which are not listed on those exchanges.  Warrants acquired in units or attached to securities are not subject to these limitations.

Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities.  Rights and warrants involve the risk that the Funds could lose the purchase value of the right or warrant if the right or warrant is not exercised prior to its expiration.  They also involve the risk that the effective price paid for the right or warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Money Market Instruments

The Funds may invest in cash and money market securities.  The Funds may do so to “cover” investment techniques (for example, when the Ultra MicroCap Fund purchases or sells a stock index futures contract, the Ultra MicroCap Fund may invest in cash and money market securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the stock index futures contract), when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s® Corporation or Prime-1 or Prime-2 by Moody’s Investors Services©, Inc.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Repurchase Agreements

Under a repurchase agreement, the Ultra MicroCap Fund and the Low Priced Stock may purchase a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one (1) day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period.  While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Ultra MicroCap Fund and the Low Priced Stock Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities.  The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Ultra MicroCap Fund and the Low Priced Stock Fund.  In the event of a default or bankruptcy by the seller, the Ultra MicroCap Fund and the Low Priced Stock Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay.  However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Ultra MicroCap Fund and the Low Priced Stock Fund would suffer a loss.  The Ultra MicroCap Fund and the Low Priced Stock Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.  Repurchase agreements usually are for short periods, such as one week or less, but may be longer.  It is the current policy of the Ultra MicroCap Fund and the Low Priced Stock Fund to treat repurchase agreements that do not mature within seven (7) days as illiquid for the purposes of its investment policies.

Registered Investment Companies

Any investment in a registered investment company involves investment risk.  Additionally an investor could invest directly in the registered investment companies in which the Funds invest.  By investing indirectly through a Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests.  An investor may also indirectly bear expenses paid by registered investment companies in which the Funds invest related to the distribution of such registered investment company’s shares.

Under certain circumstances, an open-end investment company in which a Fund invests may determine to make payment of a redemption by a Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash.  As a result, the Funds may hold such securities until the Adviser determines it appropriate to dispose of them.  Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Funds invest are made independently of the Funds and the Adviser.  At any particular time, one registered investment company in which the Funds invest may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Funds invest.  As a result, the Funds indirectly would incur certain transactional costs without accomplishing any investment purpose.

Stock Index Futures Contracts and Options Thereon

The Ultra MicroCap Fund and the Low Priced Stock Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract.  A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

The Ultra MicroCap Fund and the Low Priced Stock Fund may purchase put and call options on stock index futures contracts and write call options on stock index futures contracts.  When the Ultra MicroCap Fund and the Low Priced Stock Fund purchase a put or call option on a stock index futures contract, the Fund pays a premium for the right to sell or purchase the underlying stock index futures contract for a specified price upon exercise at any time during the options period.  By writing a call option on a stock index futures contract, the Ultra MicroCap Fund and the Low Priced Stock Fund receive a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying stock index futures contract for a specified price upon exercise at any time during the option period.  The Ultra MicroCap Fund and the Low Priced Stock Fund may not invest more than 20% of its assets in stock index futures contracts.

Some futures and options strategies tend to hedge the Ultra MicroCap Fund’s and the Low Priced Stock Fund’s equity positions against price fluctuations, while other strategies tend to increase market exposure.  Whether the Ultra MicroCap Fund and the Low Priced Stock Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index.  The extent of the Ultra MicroCap Fund’s and the Low Priced Stock Fund’s loss from an unhedged short position in stock index futures contracts or call options on stock index futures contracts is potentially unlimited.  The Ultra MicroCap Fund and the Low Priced Stock Fund may engage in related closing transactions with respect to options on stock index futures contracts.  The Ultra MicroCap Fund and the Low Priced Stock Fund will purchase or write options only on stock index futures contracts that are traded on a United States exchange or board of trade.

Each of the Funds will only invest in futures contracts after complying with the requirements of the CFTC.  Pursuant to CFTC Rule 4.5, the Company has filed a notice of exemption from registration as a commodity pool operator in respect of each Fund.  To rely on the exemption, a Fund’s commodities transactions must be made solely for bona fide hedging purposes as defined by the CFTC.  In addition, the Funds may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”).  Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of a Fund’s net asset value.  Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of a Fund’s net asset value.

When the Ultra MicroCap Fund and the Low Priced Stock Fund purchase or sell a stock index futures contract, the Funds “cover” their positions.  To cover their positions, the Ultra MicroCap Fund and the Low Priced Stock Fund may maintain with their custodian banks (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the stock index futures contract or otherwise cover its position.  If the Ultra MicroCap Fund and the Low Priced Stock Fund continue to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Funds may undertake and on the potential increase in the speculative character of the Funds’ outstanding portfolio securities.  Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Ultra MicroCap Fund and the Low Priced Stock Fund arising from such investment activities.

The Ultra MicroCap Fund and the Low Priced Stock Fund may cover their long position in a stock index futures contract by purchasing a put option on the same stock index futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the stock index futures contract, or, if the strike price of the put is less than the price of the stock index futures contract, the Ultra MicroCap Fund and the Low Priced Stock Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the stock index futures contract.  The Ultra MicroCap Fund and the Low Priced Stock Fund may also cover their long position in a stock index futures contract by taking a short position in the instruments underlying the stock index futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the stock index futures contract.  The Ultra MicroCap Fund and the Low Priced Stock Fund may cover their short position in a stock index futures contract by taking a long position in the instruments underlying the stock index futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the stock index futures contract.

The Ultra MicroCap Fund and the Low Priced Stock Fund may cover their sale of a call option on a stock index futures contract by taking a long position in the underlying stock index futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying stock index futures contract is established at a price greater than the strike price of the written call, the Ultra MicroCap Fund and the Low Priced Stock Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the stock index futures contract.  The Ultra MicroCap Fund and the Low Priced Stock Fund may also cover their sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Ultra MicroCap Fund and the Low Priced Stock Fund intend to purchase or sell stock index futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in stock index futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day.  Stock index futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Ultra MicroCap Fund and the Low Priced Stock Fund to substantial losses.  If trading is not possible, or the Ultra MicroCap Fund and the Low Priced Stock Fund determine not to close a futures position in anticipation of adverse price movements, the Funds will be required to make daily cash payments of variation margin.  The risk that the Ultra MicroCap Fund and the Low Priced Stock Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INVESTMENT RESTRICTIONS

In seeking to achieve its investment objectives, each Fund has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of:

(i)	67% of the Fund’s shares present or represented at a meeting of shareholders at which the holders of more than 50% of such shares are present or represented; or

(ii)	More than 50% of the outstanding shares of the Fund.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction other than with respect to a Fund’s borrowing of money.

The Funds may not:

1.  Purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Fund’s total assets to be invested in securities of any one issuer (except securities of the United States government or any agency or instrumentality thereof), or more than 10% of the outstanding voting securities of any one issuer (except that up to 25% of the value of a Fund’s total assets may be invested without regard to these limitations).

2.  The MicroCap Fund may not borrow money except from banks for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the value of the Fund’s net assets at the time the borrowing is incurred.  The Ultra MicroCap Fund and the Low Priced Stock Fund may not borrow money to an extent or in a manner not permitted under the 1940 Act.  (As of the date of this SAI, the 1940 Act generally permits borrowing, whether unsecured or secured by up to all of a Fund’s assets, so long as the Fund maintains continuous asset coverage 300% and also permits borrowing of up to 5% of a Fund’s total assets for temporary administrative purposes.)

3.  Invest in real estate (although a Fund may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities, commodities contracts or interests in oil, gas and/or mineral exploration or development programs, except that the Ultra MicroCap Fund and the Low Priced Stock Fund may invest in financial futures contracts, options thereon, and other similar instruments.

4.  The MicroCap Fund may not act as an underwriter of securities or participate on a joint or joint and several basis in any trading account in any securities.  The Ultra MicroCap Fund and the Low Priced Stock Fund may not act as an underwriter or distributor of securities other than shares of a Fund, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act in the disposition of restricted securities.

5.  Invest in companies for the primary purpose of acquiring control or management thereof.

6.  The MicroCap Fund may not purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions and make short sales of securities (except short sales against the box).  The Ultra MicroCap Fund and the Low Priced Stock Fund may not purchase securities on margin.  However, the Ultra MicroCap Fund and the Low Priced Stock Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and options, and the Funds may borrow money to the extent and in the manner permitted by the 1940 Act, as provided in Investment Restriction No. 2.

7.  The Ultra MicroCap Fund and the Low Priced Stock Fund may not sell securities short and sell (write) or purchase put and call options to an extent not permitted by the 1940 Act.

8.  The MicroCap Fund may not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 15% of its assets taken as cost.  The Ultra MicroCap Fund and the Low Priced Stock Fund may not pledge, mortgage, hypothecate or otherwise encumber any of their assets, except to secure their borrowings.

9.  Concentrate 25% or more of the value of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry.

10.  Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities and, with regard to the Ultra MicroCap Fund and the Low Priced Stock Fund, securities of a type normally acquired by institutional investors, and except that the Ultra MicroCap Fund and the Low Priced Stock Fund may lend their portfolio securities.

11.  The MicroCap Fund may not issue senior securities.  The Ultra MicroCap Fund and the Low Priced Stock Fund may not issue senior securities to an extent not permitted under the 1940 Act.  (As of the date of this SAI, as noted above, the 1940 Act permits a Fund to borrow money from banks provided that it maintains continuous asset coverage of at least 300% of all amounts borrowed and also permits borrowing of up to 5% of a Fund's total assets for temporary administrative purposes.  For purposes of this investment restriction, entry into the following transactions shall not constitute senior securities to the extent a Fund covers the transaction or maintains sufficient liquid assets in accordance with applicable requirements: when-issued securities transactions, forward roll transactions, short sales, forward commitments, futures contracts and reverse repurchase agreements.  In addition, hedging transactions in which a Fund may engage and similar investment strategies are not treated as senior securities for purposes of this investment restriction.)

12.  The MicroCap Fund may not purchase or retain the securities of any issuer if those officers or directors of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

13.  The MicroCap Fund may not invest in restricted securities or illiquid or other securities without readily available market quotations, including repurchase agreements.

14.  The MicroCap Fund may not purchase securities of any company having less than three years of continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund’s investments in all such companies to exceed 5% of the value of its assets.

15.  The MicroCap Fund may not invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York Stock Exchange or the NYSE Amex, or more than 2% of the value of the assets of the Fund in warrants which are not listed on those exchanges.  Warrants acquired in units or attached to securities are not included in this restriction.

The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Board without shareholder approval.  If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction.  However, should a change in NAV or other external events cause the Ultra MicroCap Fund’s investments in illiquid securities to exceed the limitation set forth below, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable.  Any changes in these non-fundamental investment restrictions made by the Board will be communicated to shareholders prior to their implementation.  The non-fundamental investment restrictions are as follows:

1.       The Ultra MicroCap Fund and the Low Priced Stock Fund will not invest more than 15% of the value of their net assets in illiquid securities.

2.  The Funds will not purchase the securities of other investment companies except:  (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  Purchases described in (b) and (c) must be made in compliance with Section 12(d)(1)(A) and Section 12(d)(1)(C) of the 1940 Act or pursuant to an applicable exemption or exemptive order, and no Fund may invest more than 25% of its net assets in shares of registered investment companies.

Section 12(d)(1)(A) of the 1940 Act provides that shares of an investment company may not be purchased by a Fund if as a result of such purchase (i) the Fund and its affiliated persons would hold more than 3% of the total outstanding voting stock of such investment company; (ii) more than 5% of the Fund’s total assets would be invested in any class of securities of such investment company; and (iii) more than 10% of the Fund’s total assets would be invested in any class of securities of such investment company and of any other investment company.

Section 12(d)(1)(C) makes it unlawful for a Fund to purchase or otherwise acquire any security, whether voting or nonvoting, whether representing equity or debt, issued by a registered closed-end investment company, if immediately after the purchase or acquisition 10% or more of the voting securities of the closed-end investment company are owned by the Funds on an aggregate basis.

Section 12(d)(1)(F) of the 1940 Act allows the Funds to exceed the 5% limitation and the 10% limitation described above.  Section 12(d)(1)(F) of the 1940 Act, provides that the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (1) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (2) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent.  An investment company that issues shares to a Fund pursuant to Section 12 (d)(1)(F) will not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  A Fund relying on Section 12(d)(1)(F) (or the investment adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

3.  The MicroCap Fund will normally invest 80% of the value of its net assets in common stocks of companies with market capitalizations that are below $500 million at the time of initial purchase, and the Ultra MicroCap Fund will normally invest 80% of the value of its net assets in common stocks of companies with market capitalizations that are below $300 million at the time of initial purchase.  The Low Priced Stock Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purchases) in low priced common stocks with market capitalizations that are below $3 billion at the time of initial purchase.  (The Low Priced Stock Fund may continue to hold the securities of a company after it exceeds $3 billion in market capitalization.)  Low priced stocks are those that are trading at or below $15 per share at the time of initial purchase.  (Subsequent to the initial purchase, the Fund may purchase such securities at a price above $15 per share.)  If the Board approves a change to this non-fundamental policy for a Fund, then the Fund will provide a sixty (60) day written notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written disclosure document containing the following prominent statement in bold-type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

Each Fund’s investment objective (i.e., long-term capital appreciation) is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Board approves a change to the investment objective for any Fund, such Fund will provide a sixty (60) day written notice to the shareholders before implementing the change of investment objective.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund may vary significantly from year to year, but as indicated in the Prospectus it is expected, though not assured, that that the annual portfolio turnover rate of each Fund will not typically exceed 100%.  During the last five fiscal years, the annual portfolio turnover rate for the MicroCap Fund and the Ultra MicroCap Fund has averaged 30.3% and 31.9%, respectively.  A turnover rate of 100% or more would result in correspondingly greater brokerage commission expenses or other transaction expenses, which must be borne, directly or indirectly, by a Fund and ultimately by a Fund’s shareholders.  Payment of these transaction costs could reduce a Fund’s total return.  High portfolio turnover could also result in the payment by a Fund’s shareholders of increased taxes on realized gains.

The portfolio turnover rate of the Funds for the fiscal years ended October 31, 2014 and 2013 was as follows:

	Fiscal Year Ended 10-31-14	Fiscal Year Ended 10-31-13
MicroCap Opportunities Fund(1)	29.1%	41.4%
Ultra MicroCap Fund	64.2%	33.9%
Low Priced Stock Fund(2)	49.0%	N/A
    ———
(1) Prior to February 28, 2013, the portfolio turnover information relates to the Predecessor MicroCap Fund.
(2)The Low Priced Stock Fund commenced operations on February 28, 2014 and the portfolio turnover rate is not annualized.

RETIREMENT PLANS

Shares of the Funds may be purchased in connection with many types of tax-deferred retirement plans.  Initial purchase payments in connection with tax-deferred retirement plans must be $250.  It is advisable for an individual considering the establishment of a retirement plan to consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.  Additional details about these plans, application forms and plan documents may be obtained by contacting the Funds.

OTHER SHAREHOLDER PLANS

Automatic Investment Plan

The Funds offer an Automatic Investment Plan (“AIP”), which may be established at any time.  By participating in the AIP, shareholders may automatically make purchases of shares of a Fund on a regular, convenient basis.  A shareholder may elect to make automatic deposits on any day of the month.  There is a $50 minimum for each automatic transaction.

Under the AIP, shareholders’ banks or other financial institutions debit pre-authorized amounts drawn on their accounts each month and apply such amounts to the purchase of shares of a Fund.  The AIP can be implemented with any financial institution that is a member of the Automated Clearing House.  No service fee is charged to shareholders for participating in the AIP.  An application to establish the AIP may be obtained from the Funds.  The Funds reserve the right to suspend, modify or terminate the AIP without notice.

Dividend Reinvestment Plan

Unless a shareholder elects otherwise by written notice to a Fund, all income dividends and all capital gains distributions payable on shares of a specific Fund will be reinvested in additional shares of that specific Fund at the NAV in effect on the dividend or distribution payment date.  Each Fund acts as the shareholder’s agent to reinvest dividends and distributions in additional shares and hold for his/her account the additional full and fractional shares so acquired.  A shareholder may at any time change his/her election as to whether to receive his/her dividends and distributions in cash or have them reinvested by giving written notice of such change of election to the Fund.  Such change of election applies to dividends and distributions, the record dates of which fall on or after the date that the Fund receives the written notice.

Systematic Withdrawal Plan

A shareholder who owns shares in a Fund worth at least $10,000 at the current NAV may, by completing an application which may be obtained from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal Plan (“SWP”) from which a fixed sum will be paid to the shareholder at regular intervals.  To establish the SWP, the shareholder appoints the Fund as the shareholder’s agent to effect redemptions of Fund shares held in the shareholder’s account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount from the account.

The minimum amount of a withdrawal payment is $250.  These payments will be made out of the proceeds of periodic redemption of shares in the account at NAV.  Redemptions will be made on the business day of each month selected by a shareholder or, if that day is a holiday, on the next business day.  Because a SWP may reduce, and eventually deplete, a shareholder’s account over time, it may be advisable to reinvest all income dividends and capital gains distributions payable by the Fund (please note that income dividends and capital gains distributions are reinvested unless a shareholder elects otherwise by written notice to the Fund).  The shareholder may purchase additional Fund shares in the shareholder’s account at any time.

Withdrawal payments cannot be considered to be yield or income on the shareholder’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder’s account.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including checking to ensure that a customer does not appear on the Treasury’s Office of Foreign Asset Control “Specifically Designated Nationals and Blocked Persons” list, and a complete and thorough review of all new applications to open an account.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities are in the best interests of each Fund’s shareholders.

Portfolio Holdings Disclosure Policies

The Funds are required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Funds’ annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third quarters.  The portfolio holdings information provided in these reports is as of the end of the quarter in question.  Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Funds transmit their annual or semi-annual report to its shareholders.  Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.  Additionally, the Funds will post their portfolio holdings on its website no later than thirty (30) calendar days after each calendar quarter end.

The service providers of the Funds which have contracted to provide services to the Funds including, for example, the Funds’ custodian, the Funds’ accountant and the Funds’ administrator, and which require portfolio holdings information in order to perform those services may receive the Funds’ holdings information prior to and more frequently than the public disclosure of such information (“non-standard disclosure”).  Non-standard disclosure of portfolio holdings information may also be provided to legal counsel, regulators such as the SEC or the Financial Industry Regulatory Authority (as requested), entities that provide a service to the Funds’ investment adviser (provided that the service is related to the investment advisory services that such investment adviser provides to the Funds), and to other third-parties when the Funds have a legitimate business purpose for doing so.  Specifically, the Funds’ non-standard disclosure of their portfolio holdings may include disclosure:

•	to the Funds’ auditors for use in providing audit opinions;
•	to financial printers for the purpose of preparing the Funds’ regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition;

•	to a new adviser or sub-adviser prior to the commencement of its management of the Fund;
•	to rating agencies for use in developing a rating for a Fund;
•	to service providers, such as proxy voting services providers and portfolio-management databaseproviders in connection with their providing services benefiting the Funds; and
•	for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders.

As permitted by the Funds’ written policies and procedures, the Funds’ Vice President and Treasurer, has determined that the Funds may provide their portfolio holdings to the rating and ranking organizations listed below on a quarterly basis:

Morningstar®, Inc.
Lipper, Inc.
Standard & Poor’s® Ratings Group
Bloomberg™, L.P.

In all instances of such non-standard disclosure, unless such party is a regulatory or other governmental entity, the receiving party will either be subject to a confidentiality agreement that restricts the use of such information to purposes specified in such agreement, or, by reason of the federal securities laws, will be (1) prohibited as an “insider” from trading on the information and (2) have a duty of trust and confidence to the Funds because the receiving party has a history and practice of sharing confidences such that the receiving party knows or reasonably should know that the Funds expect that the receiving party will maintain its confidentiality.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding a Fund’s portfolio holdings, the Fund will refer the third-party to the latest regulatory filing or the website.

It is the Funds’ policy that neither the Funds, nor their investment adviser, nor any other party shall accept any compensation or other consideration in connection with the disclosure of information about portfolio securities.

Portfolio Holdings Disclosure Procedures

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of the Fund’s investment adviser, any principal underwriter for the Fund or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter).  In such situations, the conflict must be disclosed to the Board of Directors of the Funds, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

The Board will regularly review a list of recipients of non-standard disclosure of portfolio holdings information.

Only the Board may waive these portfolio holdings disclosure policies and procedures.  Although the Funds cannot presently visualize that any proposed waivers would be given, the Funds do recognize that waivers may be granted in the event of unusual or unforeseen circumstances so long as the Board makes a specific determination that the waiver is in the best interests of the Funds and their shareholders.  Only the Board may amend the Funds’ portfolio holdings disclosure policies and procedures.

Review of Portfolio Holdings Disclosure Policies and Procedures

The Board of the Funds will periodically review the Funds’ portfolio holdings disclosure policies and procedures and recommend such changes as the Board determines to be appropriate.

DIRECTORS AND OFFICERS

The Board is responsible for the overall management of the Funds.  This includes establishing the Funds’ policies, approval of all significant agreements between the Funds and persons or companies providing services to the Funds, and the general supervision and review of the Funds’ investment activities.  As a Maryland corporation, the day-to-day operations of the Funds are delegated to the officers of the Funds, subject to the investment objectives and policies of the Funds and to general supervision by the Board.

Management Information

The name, age (as of the date of this SAI), address, principal occupations during the past five years, and other information with respect to each of the directors are set forth in the following tables, along with information for the officers of the Funds.  The information is provided as of the date of this SAI.

Name, Address, and Age	Position(s) Held with Funds and Number of Portfolios in Fund Complex Overseen by Director	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Other Directorships Held by Director during the Past 5 Years

“Disinterested” Directors of the Funds

Dianne C. Click Age: 52 300 South Wacker Drive, Suite 2880 Chicago, IL 60606	Director Portfolios in Fund Complex Overseen: 3	Indefinite, until successor elected Director since 2004
Ms. Click is a licensed Real Estate Broker in the State of Montana. She has been a partner and a principal owner of a real estate sales company, Bozeman Broker Group, since 2004.  She has been licensed in the state of Montana since 1995.
Perritt MicroCap Opportunities Fund, Inc. (1994–2013)

David S. Maglich Age: 57 300 South Wacker Drive, Suite 2880 Chicago, IL 60606	Director Portfolios in Fund Complex Overseen: 3	Indefinite, until successor elected Director since 2004	Mr. Maglich is a Shareholder with the law firm of Fergeson, Skipper et. al. in Sarasota, Florida and has been employed with such firm since 1989.	Perritt MicroCap Opportunities Fund, Inc. (1987–2013)

Name, Address, and Age	Position(s) Held with Funds and Number of Portfolios in Fund Complex Overseen by Director	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Other Directorships Held by Director during the Past 5 Years

“Interested” Director of the Funds

Michael J. Corbett (1) Age: 49 300 South Wacker Drive, Suite 2880 Chicago, IL 60606	President Portfolios in Fund Complex Overseen: 3	One-year term as President As Director, indefinite, until successor elected Director since 2010 President since 2004
Mr. Corbett was President of the Perritt MicroCap Opportunities Fund, Inc. (1999–2013) and President of the Perritt Funds, Inc. since 2004.  He has served as President of the Adviser since 2010, and previously served as Vice President of the Adviser from 1997 until 2010.  Mr. Corbett began his tenure with Perritt Capital management in 1990 as a research analyst.  He assumed portfolio management responsibilities in 1996 and now serves as portfolio manager for the Funds.
Perritt MicroCap Opportunities Fund, Inc. (2010–2013)
————
 (1)               Mr. Corbett is an interested person of the Funds based upon his position with the Adviser.

Name, Address, and Age	Position(s) Held with Funds and Number of Portfolios in Fund Complex Overseen by Director	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Other Directorships Held by Director during the Past 5 Years

Officers of the Funds Other Than Mr. Corbett

Mark Buh Age: 53 300 South Wacker Drive, Suite 2880 Chicago, IL 60606	Vice President and Treasurer	One-year term Since 2012
Mr. Buh has been Vice President and Treasurer of the Funds and Chief Financial Officer of the Adviser since 2012.  He has over 25 years of experience in corporate accounting, administration, tax analysis and strategic planning for growth and development.  He has a BS in accounting, an MBA from DePaul University, and is a CPA and CFA.
N/A

Allison B. Hearst Age: 52 300 South Wacker Drive, Suite 2880 Chicago, IL 60606	Secretary	One-year term Since 2010	Mrs. Hearst has 17 years of experience in the mutual fund industry, including a previous tenure at the Adviser beginning in 1990. Mrs. Hearst returned to the Adviser in 2007.	N/A

Lynn E. Burmeister Age: 55 300 South Wacker Drive, Suite 2880 Chicago, IL 60606	Vice President and Chief Compliance Officer	One-year term Since 2010
Mrs. Burmeister has been the Chief Compliance Officer since May 1, 2010, and oversees all compliance matters for the Funds and the Adviser.   She also coordinates the administration of the Funds and is a liaison with the firm’s corporate counsel.  Mrs. Burmeister has worked in the financial industry since 1980.  Her previous experience includes work at Harris Associates, Gofen & Glossberg and Optimum Investments.
N/A

Qualification of Directors

Michael J. Corbett has been the president and a portfolio manager of the MicroCap Fund (including the Predecessor MicroCap Fund) since 1996, a portfolio manager of the Ultra MicroCap Fund since its inception in 2004, and a portfolio manager of the Low Priced Stock Fund since its inception in 2014.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Adviser and with the Funds’ portfolios, led to the conclusion that he should serve as a director.  Dianne C. Click’s experience as a partner and principal owner of a real estate sales company has provided her with a firm understanding of financial statements and the issues that confront businesses, enabling her to provide the Board of Directors valuable input and oversight.  As a partner in a law firm, David S. Maglich has extensive experience working with regulated industries, and a deep understanding of financial statements, making him a valuable source of information and insight.  Each of Ms. Click and Mr. Maglich take a conservative and thoughtful approach to addressing issues facing the Funds.  These combinations of skills and attributes led to the conclusion that each of Ms. Click and Mr. Maglich should serve as a director.

Board Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Funds.  The Board has engaged the Adviser to manage the Funds and is responsible for overseeing the Adviser and other service providers to the Funds in accordance with the provisions of the 1940 Act and other applicable laws.

The Board does not have a Chairman of the Board.  As President of the Funds, Mr. Corbett is the presiding officer at all meetings of the Board.  The Board does not have a lead independent director.  The Board has determined that its leadership structure is appropriate because it has been in place for many years and during that time the Funds have delivered positive returns for their investors.

Board Oversight of Risk

Through the Board’s direct oversight role and the officers and service providers of the Funds, the Board performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Committees

The Board has no committees.  Pursuant to the Company’s Bylaws, while the Company does not have an Audit Committee, the directors who are not “interested persons” of the Company or any of its affiliates, within the meaning of the 1940 Act, and are “independent” of the Company and any of its affiliates as that term is defined in Section 301 of the Sarbanes-Oxley Act of 2002, have the responsibility for overseeing the Company’s accounting and auditing processes, including the responsibility and authority to engage the independent registered public accounting firm selected to perform audit functions for the Company.

In overseeing the independent registered public accounting firm (the “Auditor”), the disinterested directors: (1) review the Auditor’s independence from the Funds and management, and from the Adviser; (2) review periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence; (3) review the Auditor’s performance, qualifications and quality control procedures; (4) review the scope of and overall plans for the annual audit; (5) review the Auditor’s performance, qualifications and quality control procedures; (6) consult with management and the Auditors with respect to the Funds’ processes for risk assessment and risk management; and (7) review with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the Company’s financial statements in connection with certifications made by the CEO and CFO.

In determining each year whether to reappoint the Auditors as the Funds’ independent registered public accounting firm, the disinterested directors take into consideration their experience overseeing the Auditors, and a number of other factors, including the following: (1) the length of time the Auditor has been engaged by the Funds as the independent registered public accounting firm; (2) the Auditor’s historical and recent performance on the audit; (3) an assessment of the professional qualifications and past performance of the lead audit partner and the Auditor; (4) the quality of the disinterested directors’ ongoing discussions with the Auditor; and (5) external data relating to audit quality and performance, including recent Public Company Accounting Oversight Board (PCAOB) reports on the Auditor and its peer firms.  Based on the disinterested directors’ evaluation, the disinterested directors then determine whether they believe that the Auditor is independent and that it is in the best interests of the Funds and their shareholders to retain the Auditor to serve as the independent registered public accounting firm.

Compensation

The Funds’ standard method of compensating the non-interested Directors is to pay each such Director an annual retainer of $24,000 plus $6,000 for each face-to-face meeting of the Board of Directors that the Director attends, $2,000 for each telephonic meeting of the Board of Directors that the Director attends and $1,000 for each meeting with the Chief Compliance Officer that the Director attends.  Under normal circumstances, the compensation for each of the non-interested Directors will amount to $44,000 from the Funds annually based on two face-to-face meetings, two telephonic meetings, and four meetings with the Chief Compliance Officer.  The Funds also reimburse such Directors for their reasonable travel expenses incurred in attending meetings of the Board of Directors.  The Funds do not provide pension or retirement benefits to its Directors.  The table below sets forth the compensation paid by the Funds to the directors of the Funds during the fiscal year ended October 31, 2014:

COMPENSATION TABLE

Name of Person	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees

Disinterested Persons of the Fund

Dianne C. Click	$44,000	$0	$0	$44,000

David S. Maglich	$44,000	$0	$0	$44,000

Interested Person of the Funds

Michael J. Corbett	$0	$0	$0	$0

Code of Ethics

The Funds and the Adviser have each adopted a Code of Ethics (each, a “Code”).  Each Code permits personnel subject to the Code to invest in securities, including securities held by the Funds, subject to certain restrictions.  The Code generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

Proxy Voting Policy

The Funds have adopted a Proxy Voting Policy (the “Proxy Voting Policy”) that sets forth their proxy voting policies and related procedures.  When a Fund votes proxies relating to securities that it owns, the Fund generally follows the so-called “Wall Street Rule” (i.e., it votes as management recommends or instructs the Adviser to sell the stock prior to the meeting).  The Funds believe that following the “Wall Street Rule” is consistent with the economic best interests of their shareholders.

There may be instances where the interests of the Adviser, employees of which are officers of the Funds and vote proxies for the Funds, may conflict or appear to conflict with the interests of the Funds.  In such situations the Funds’ officers will, consistent with their duty of loyalty, vote the securities in accordance with the Funds’ pre-determined voting policy, the “Wall Street Rule,” but only after disclosing any such conflict to the Board prior to voting and affording the Board the opportunity to direct the officers in the voting of such securities.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-332-3133 and on the SEC’s website at www.sec.gov.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

Set forth below are the names and addresses of all holders of each Fund’s shares who as of January 31, 2015, owned more than 5% of the then outstanding shares of such Fund.  These holders are referred to as principal shareholders.  As a group, all of the officers and directors of the Fund (six persons in total) owned less than 1% of each Fund’s outstanding shares as of January 31, 2015.

MicroCap Fund

Name of Shareholder	% Ownership	Record or Beneficial Holder
Charles Schwab & Co., Inc. For The Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	43.34%	Record
National Financial Services, LLC For The Benefit of Its Customers 200 Seaport Boulevard Boston, MA 02210-2031	25.84%	Record
TD Ameritrade Inc. For The Exclusive Benefit of Its Clients 200 South 108th Avenue Omaha, NE 68154-2631	7.07%	Record

Ultra MicroCap Fund

Name and Address	% Ownership	Record or Beneficial Holder
National Financial Services, LLC For The Benefit of Its Customers 200 Seaport Boulevard Boston, MA 02210-2031	42.03%	Record
Charles Schwab & Co., Inc. For The Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	28.07%	Record

Low Priced Stock Fund

Name and Address	% Ownership	Record or Beneficial Holder
Charles Schwab & Co., Inc. For The Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	30.23%	Record
TD Ameritrade Inc. For The Exclusive Benefit of Its Clients 200 South 108th Avenue Omaha, NE 68154-2631	24.76%	Record

Name and Address	% Ownership	Record or Beneficial Holder
Investment Information Services Inc. 300 South Wacker Drive, Suite 2880 Chicago, IL 60606-6703	22.67%	Beneficial
National Financial Services, LLC For The Benefit of Its Customers 200 Seaport Boulevard Boston, MA 02210-2031	6.50%	Record

No person is deemed to “control” the Funds, as that term is defined in the 1940 Act, because the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  The Funds do not control any person.

The following table sets forth the dollar range of shares of the Funds beneficially owned by each director of the Funds as of December 31, 2014:

Name of Director	Dollar Range of Shares of the MicroCap Fund	Dollar Range of Shares of the Ultra MicroCap Fund	Dollar Range of Shares of the Low Priced Stock Fund	Aggregate Dollar Range of Shares in All Funds Overseen by Director in Family of Investment Companies

Disinterested Persons

Dianne C. Click	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$50,001 - $100,000

David S. Maglich	$50,001 - $100,000	$10,001 - $50,000	$10,001 - $50,000	Over $100,000

Interested Persons

Michael J. Corbett	Over $100,000	Over $100,000	Over $100,000	Over $100,000

INVESTMENT ADVISER

Perritt Capital Management, Inc., 300 South Wacker Drive, Suite 2880, Chicago, Illinois, currently serves as investment adviser to the MicroCap Fund pursuant to an investment advisory agreement dated February 28, 2013, as investment adviser to the Ultra MicroCap Fund pursuant to an investment advisory agreement dated October 5, 2010 and as investment adviser to the Low Priced Stock Fund pursuant to an investment agreement dated February 28, 2014 (collectively, the “Advisory Agreements”).  The Adviser is a wholly owned subsidiary of Investment Information Services, Inc. (“IIS”).  Michael J. Corbett, President of the Adviser, owns a majority of the outstanding common stock of IIS and controls both IIS and the Adviser.

None of the directors who are Disinterested Persons, or any members of their immediate family, own shares of the Adviser or companies controlled by or under common control with the Adviser.

Under the terms of the Advisory Agreements, the Adviser manages each Fund’s investments subject to the supervision of the Company’s Board of Directors.  The Adviser is responsible for investment decisions and supplies investment research and portfolio management.  Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Funds, will furnish office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining its organization, will pay the salaries and fees of all officers and directors of the Funds (except the fees paid to disinterested directors) and will bear all sales and promotional expenses of the Funds.

For the foregoing, the MicroCap Fund and the Low Priced Stock Fund will pay to the Adviser a monthly advisory fee at the annual rate of 1.00% of each of its average daily net assets, and the Ultra MicroCap Fund will pay the Adviser an annual investment advisory fee equal to 1.25% of its average daily net assets less than or equal to $100 million; 1.00% with respect to average daily net assets in excess of $100 million and less than or equal to $200 million; and 0.50% with respect to average daily net assets in excess of $200 million.

The Funds will pay all of their expenses not assumed by the Adviser including, but not limited to, the professional costs of preparing and the cost of printing registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering shares with the SEC and in the various states, the printing and distribution cost of prospectuses for existing shareholders, the cost of director and officer liability insurance, fidelity bond insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions.  The Funds will also pay salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of a Fund’s assets, expenses of calculating the NAV and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

The Adviser has undertaken to reimburse the Funds in the event that the expenses and charges payable by a Fund in any fiscal year, including the investment advisory fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary items, exceed that percentage of the average NAV of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive  percentage provided by the state laws of the various states in which a Fund’s common stock is qualified for sale.  If the states in which the MicroCap Fund’s common stock is qualified for sale impose no restrictions, the Adviser will waive its advisory fee to the extent that the MicroCap Fund’s total operating expenses exceed 1.75% of the Fund’s average NAV.  As of the date of this SAI, no such state law provision was applicable to the Funds.  Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Funds by reduction of the Adviser’s fee, subject to later adjustment month by month for the remainder of the Funds’ fiscal year.  The Adviser may from time to time, at its sole discretion, reimburse the Funds for expenses incurred in addition to the reimbursement of expenses in excess of applicable limitations.

The Adviser has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for the Low Priced Stock Fund do not exceed 1.50% of the Fund’s average NAV.  This arrangement cannot be terminated prior to February 28, 2016 without the consent of the Board of Directors.

The table below shows the amount of advisory fees paid by the Funds and the amount of fees recouped by the Adviser for the fiscal years shown:

Fund	Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by Adviser	Recouped Fees and Expenses	Net Fees paid to the Adviser
MicroCap Fund
Year Ended October 31, 2014	$4,692,367	$0	$0	$4,692,367
Year Ended October 31, 2013	$3,660,508	$0	$0	$3,660,508
Year Ended October 31, 2012	$3,362,222	$0	$0	$3,362,222

Ultra MicroCap Fund
Year Ended October 31, 2014	$1,278,626	$0	$0	$1,278,626
Year Ended October 31, 2013	$692,727	$0	$0	$692,727
Year Ended October 31, 2012	$690,395	$0	$0	$690,395

Low Priced Stock Fund*
Year Ended October 31, 2014	$12,715	$71,859	$0	$0
*The Low Priced Stock Fund commenced operations on February 28, 2014.

The Advisory Agreements continue in effect for as long as their continuance is specifically approved at least annually, by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval (after its initial two year term, the Advisory Agreement for the MicroCap Fund and the Low Priced Stock Fund will be required to be approved annually by the Board or by vote of a majority of the MicroCap Fund’s and the Low Priced Stock Fund’s outstanding voting securities).  The Advisory Agreements provide that they may be terminated at any time without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders, on a sixty (60) day written notice to the Adviser, and by the Adviser on the same notice to the Company, and that it shall be automatically terminated if it is assigned.

Waived fees and/or reimbursed expenses subject to potential recovery by the Adviser by year of expiration are as follows:

Year of Expiration
10/31/17 $71,859
Low Priced Stock Fund

PORTFOLIO MANAGERS

The Adviser to the Funds is Perritt Capital Management, Inc.  Michael Corbett serves as portfolio manager of all the Funds.  George Metrou serves as the co-portfolio manager of the MicroCap Opportunities Fund, Matthew Brackmann serves as the co-portfolio manager of the Ultra MicroCap Fund, and Brian Gillespie serves as the co-portfolio manager of the Low Priced Stock Fund.  In addition to the Funds, Mr. Corbett, Mr. Metrou, Mr. Brackmann and Mr. Gillespie are responsible for the day-to-day management of accounts other than the Funds.  Information regarding the other accounts managed by the Funds’ portfolio managers, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of October 31, 2014 is set forth in the following table.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Michael Corbett	0 $0	0 $0	190 $113 million	0 $0	0 $0	0 $0

George Metrou	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

Matthew Brackmann	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

Brian Gillespie	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

Perritt Capital Management has not identified any material conflicts between the Funds and other accounts managed by the portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts.  Perritt Capital Management’s fees for the services it provides to other accounts vary and may be higher or lower than the advisory fees it receives from the Funds.  This could create potential conflicts of interest in which a portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

The portfolio managers’ compensation consists of a fixed salary and bonus.  The fixed salary is reviewed periodically by Mr. Corbett as the sole member of the Board of Directors of the Adviser, and may be increased based on the consideration of various factors including, but not limited to, a portfolio manager’s experience, overall performance (including how well the Funds and the other accounts perform generally under the management of the portfolio managers), and management responsibilities with the Adviser.  The portfolio managers’ fixed salary is not based on the Funds or the other accounts achieving certain performance targets or certain asset values in their portfolios.  When the Adviser’s Board of Directors considers the overall performance of the portfolio managers in managing the Funds and the other accounts, it uses the same methods for determining their performance with respect to the Funds and the other accounts.  Along with all other employees of the Adviser, the portfolio managers are eligible to receive a discretionary contribution from the Adviser to their IRA account.  These contributions range from 0% to 20% of their salary based on the Adviser’s profitability.  The portfolio managers are also eligible to receive a bonus based on the pre-tax investment performance of the MicroCap Fund measured against the performance of the Russell MicroCap® Index over rolling one, three and five calendar year periods, and a bonus based on the pre-tax investment performance of the Ultra MicroCap Fund measured against the performance of the Russell Microcap® Index over rolling one, three and five calendar year periods.  The bonus based on the pre-tax investment performance of the Low Priced Stock Fund is measured against the Russell 2000® Index over rolling one, three and since inception calendar periods.  For each such period that the performance of a Fund outperforms its respective index, the portfolio managers receive a bonus equal to a percentage of the portfolio managers’ fixed salary.  The percentage is determined by the Adviser in its discretion.

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of October 31, 2014, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned
MicroCap Fund
Michael Corbett	$100,001-$500,000
George Metrou	$10,001-$50,000

Ultra MicroCap Fund
Michael Corbett	$500,001-$1,000,000
Matthew Brackmann	$10,001-$50,000

Low Priced Stock Fund
Michael Corbett	$500,001-$1,000,000
Brian Gillespie	$50,001-$100,000

ALLOCATION OF PORTFOLIO BROKERAGE

Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Board.  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of custodial, brokerage, soft dollar and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s financial strength and stability.  Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price.  In some instances, better prices may be available from non-principal market makers who are paid commissions directly.  While some brokers with whom the Funds effect portfolio transactions may recommend the purchase of a Fund’s shares, the Funds may not allocate portfolio brokerage on the basis of recommendations to purchase shares of the Funds.

In allocating brokerage business for the Funds, the Adviser may take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction.  Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if (a) the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreements and (c) in the opinion of the Adviser, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.  The investment advisory fee paid by the Funds under the Advisory Agreements is not reduced as a result of the Adviser’s receipt of research services.

The Adviser places portfolio transactions for other advisory accounts.  Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds.  In the opinion of the Adviser, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by the Adviser.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.  However, in the opinion of the Adviser, such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.

The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds.  In making such allocations between the Funds and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

The table below shows the aggregate brokerage commissions paid by the Funds for the past three fiscal years.

Fund	Total Brokerage Commissions
MicroCap Fund (1)
Year Ended October 31, 2014	$683,372
Year Ended October 31, 2013	$773,150
Year Ended October 31, 2012	$659,041

Ultra MicroCap Fund
Year Ended October 31, 2014	$581,399
Year Ended October 31, 2013	$232,005
Year Ended October 31, 2012	$197,842

Low Priced Stock Fund(2)
Year Ended October 31, 2014	$4,682
————
(1)  Prior to February 28, 2013, these brokerage commissions were paid by the Predecessor MicroCap Fund.
(2) The Low Priced Stock Fund commenced operations on February 28, 2014.

For the fiscal year ended October 31, 2014, the Funds paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended October 31, 2014 are also shown below:

	Commissions Paid for Soft-Dollar Arrangements	Dollar Value of Securities Traded
MicroCap Fund	$ 510,414	$ 140,978,322
Ultra MicroCap Fund	$ 309,773	$ 51,503,429
Low Priced Stock Fund(1)	$ 0	$ 0
(1)	The Low Priced Stock Fund commenced operations on February 28, 2014.

As of the fiscal year ended October 31, 2014, the following Funds owned the following securities of their “regular brokers or dealers” or their parents:

Fund	Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 10/31/ 14
MicroCap Fund	Oppenheimer Holdings, Inc.	$5,543,734

ALLOCATION OF INVESTMENT OPPORTUNITIES

Although the Funds have differing investment objectives (the MicroCap Fund generally invests in larger capitalization companies than the Ultra MicroCap Fund and the Low Priced Stock Fund), there will be times when certain securities will be eligible for purchase by multiple Funds or will be contained in the portfolios of multiple Funds.  Although securities of a particular company may be eligible for purchase by the Funds, the Adviser may determine at any particular time to purchase a security for one Fund, but not the another, based on each Fund’s investment objective and in a manner that is consistent with the Adviser’s fiduciary duties under federal and state law to act in the best interests of each Fund.

There may also be times when a given investment opportunity is appropriate for some, or all, of the Adviser’s other client accounts.  It is the policy and practice of the Adviser not to favor or disfavor consistently or consciously any client or class of clients in the allocation of investment opportunities, so that to the extent practical, such opportunities will be allocated among clients, including the Funds, over a period of time on a fair and equitable basis.

It is the Adviser’s policy to aggregate the transactions of its large institutional clients (“block trades”), including the Funds, when it believes this will result in the best execution at the most favorable price. When securities are being purchased and/or sold by the Adviser’s large institutional clients, including the Funds, the Adviser will attempt to allocate block trades on a pro rata basis based on the dollar amount available for investing by the client accounts and each client account’s proportionate share of that amount.  Each large institutional client, including the Funds, that participates in a block trade will participate at the average share price for all of the Adviser’s transactions in that security on that business day, entered into on behalf of the same group of client accounts.

It is the Adviser’s general policy not to purchase a security in one Fund while simultaneously selling it in another Fund.  However, there may be circumstances outside of the Adviser’s control that require the purchase of a security in one portfolio and a sale in the other.  For example, when one Fund experiences substantial cash inflows while another Fund experiences substantial cash outflows, the Adviser may be required to buy securities to maintain a fully invested position in one Fund, while selling securities in another Fund to meet shareholder redemptions.  In such circumstances, a Fund may acquire assets from another Fund that are otherwise qualified investments for the acquiring Fund, so long as no Fund bears any markup or spread, and no commission, fee or other remuneration is paid in connection with the acquisition, and the acquisition complies with Section 17(a) of the 1940 Act and Rule 17a-7 thereunder.  If the purchase and sale are not effected pursuant to Rule 17a-7, then the purchase and/or sale of a security common to both portfolios may result in a higher price being paid by a Fund in the case of a purchase than would otherwise have been paid, or a lower price being received by a Fund in the case of a sale than would otherwise have been received, as a result of a Fund’s transactions affecting the market for such security.  In any event, the Funds management believes that under normal circumstances such events will have a minimal impact on a Fund’s per share NAV and its subsequent long-term investment return.

REDEMPTION AND EXCHANGE FEE

The Funds impose a 2% redemption/exchange fee on the value of shares redeemed ninety (90) days or less after the date of purchase.  The redemption/exchange fee will not apply to shares redeemed through the SWP, nor does it apply to shares acquired through the reinvestment of dividends and capital gains.  The Funds reserve the right to waive the redemption/exchange fee, subject to their sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Funds or their shareholders and which do not indicate market timing strategies.  The redemption/exchange fee is part of the Funds’ market timing policy and is designed to deter market timers and excessive trading.  Any proceeds of the fee will be paid to that Fund.

In calculating whether a redemption of Fund shares is subject to a redemption/exchange fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have redeemed the shares he or she acquired earliest.  The fee will be calculated based on the current price of the shares as of the redemption date.

Pursuant to Rule 22c-2 under the 1940 Act and shareholder information agreements with financial intermediaries, the Funds have the ability to request information from financial intermediaries concerning trades placed in an omnibus or other multi-investor account (“Omnibus Account”), in order to attempt to monitor trades that are placed by the underlying shareholders of the Omnibus Account.  The ability of the Funds to apply their market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy.  Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds to prevent excessive short-term trading, there is no assurance that the Funds or their agents will be able to identify those shareholders or curtail their trading practices.  The ability of the Funds and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

If suspicious trading patterns are detected in an Omnibus Account, the Funds will request information from the financial intermediary concerning trades placed in the Omnibus Account.  The Funds will use this information to monitor trading in the Funds and to attempt to identify shareholders in the Omnibus Account engaged in trading that is inconsistent with the market timing policy or otherwise not in the best interests of the Funds.  If the Funds detect such activity then the Funds may request that the financial intermediary take action to prevent the particular investor or investors from engaging in frequent or short-term trading.  The Funds generally will communicate with the financial intermediary and request that the financial intermediary take action to cause the inappropriate trading by that participant or participants to cease.  If inappropriate trading recurs, the Funds may refuse all future purchases from the Omnibus Account, including those of plan participants not involved in the inappropriate activity.

THE ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin  53202, an affiliate of U.S. Bank, N.A., serves as administrator, fund accountant and transfer agent to the Funds, subject to the overall supervision of the Board.  Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), USBFS provides certain administrative services to the Funds.  USBFS services include, but are not limited to, the following: acting as a liaison among the Funds’ service providers; coordinating the Board’s communications; maintaining and managing a regulatory compliance calendar; preparing and filing appropriate state securities law filings; maintaining state registrations; preparing and filing annual and semiannual reports on Forms N-CSR,  N-Q and N-SAR; preparing financial reports for officers, shareholders, tax authorities and independent registered public accountants; monitoring expense accruals; and preparing monthly financial statements.

The following table shows the administration fees paid by the Funds for the past three fiscal years.

Fund	Administration Fee Paid to USBFS
MicroCap Fund (1)
Year Ended October 31, 2014	$171,797
Year Ended October 31, 2013	$150,209
Year Ended October 31, 2012	$149,720

Ultra MicroCap Fund
Year Ended October 31, 2014	$38,741
Year Ended October 31, 2013	$22,083
Year Ended October 31, 2012	$27,059

Low Priced Stock Fund(2)
Period Ended October 31, 2014	$459

 ————
  (1) Prior to February 28, 2013, these administration fees were paid by the Predecessor MicroCap Fund
  (2) The Low Priced Stock Fund commenced operations on February 28, 2014.

The Administration Agreement provides that USBFS shall not be liable to the Funds or their shareholders for anything other than bad faith, negligence or willful misconduct of its obligations or duties.  The Administration Agreement does not prohibit USBFS from engaging in other businesses whether of a similar or dissimilar nature or rendering services to others.

USBFS has entered into a fund accounting services agreement with the Funds pursuant to which it acts as fund accountant.  As fund accountant, USBFS maintains and keeps current the books, accounts, journals and other records of original entry relating to the business of the Fund and calculates each Fund’s NAV on a daily basis.  USBFS also acts as the Funds’ transfer agent and dividend disbursing agent.  As transfer agent, USBFS keeps records of shareholder accounts and transactions.

CUSTODIAN

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212, an affiliate of USBFS, acts as custodian for the Funds pursuant to a custody agreement.  As such, U.S. Bank, N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Funds.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders.

DISTRIBUTOR

The Funds and the Adviser entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of USBFS, pursuant to which Quasar serves as principal underwriter for the Funds.  Its principal business address is 615 East Michigan Street, Milwaukee, WI  53202.  Quasar sells the Funds’ shares on a best efforts basis.  Shares of the Funds are offered continuously.  Pursuant to the terms of the Distribution Agreement, the Adviser compensates Quasar for the services that Quasar provides to the Funds under the Agreement.  The Funds did not pay any underwriting commissions to Quasar during the fiscal year ended October 31, 2014.

DISTRIBUTION PLAN

The Low Priced Stock Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund’s shares and for services provided to shareholders.  The Plan is a “reimbursement” plan.  This means that the Fund only pays a particular 12b-1 fee to the extent that the Adviser, Quasar or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others.

Under the Plan, the Low Priced Stock Fund may pay compensation to any broker-dealer with whom Quasar or the Fund has entered into a contract to distribute shares of the Fund, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts.  The amount of payments under the Plan in any year shall not exceed 0.25% annually of the Fund’s average daily net assets.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by the vote of a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) of Perritt Funds, Inc. or the Adviser and who have no direct or indirect interest in the operation of the Plan or any related agreement, including the Distribution Agreement (as described above) (the “Rule 12b-1 Directors”), and additionally by a vote of either a majority of the Directors or a majority of the outstanding shares of the Low Priced Stock Fund.  The vote for approval of the Plan by Directors must be cast in person at a meeting called for the purpose of voting on such approval.

The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or by vote of a majority of the Low Priced Stock Fund’s shareholders.  The Plan may not be amended to increase materially the amount of distribution expenses payable under the Plan without approval of the Low Priced Stock Fund’s shareholders.  In addition, all material amendments to the Plan must be approved by the Directors in the manner described above.

In approving the Plan, the Rule 12b-1 Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors, that there is a reasonable likelihood that the Plan will benefit the Low Priced Stock Fund and its shareholders.  The Board of Directors believes that expenditure of the Low Priced Stock Fund’s assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies.  Although approved, the Board of Directors has not authorized payments under the 12b-1 Plan.

The Plan will be renewed only if the Directors make a similar determination for each subsequent year of the Plan.  There can be no assurance that the benefits anticipated from the expenditure of the Low Priced Stock Fund’s assets for distribution pursuant to the Plan would be realized, if the Plan is implemented.  While the Plan would be in effect, all amounts spent by the Low Priced Stock Fund pursuant to the Plan and the purposes for which such expenditures were made would be reported quarterly to the Board for its review.  In addition, if the Plan is implemented, the selection and nomination of those Directors who are not interested persons of the Funds are committed to the discretion of the Rule 12b-1 Trustees during such period as the Plan is in effect.

By reason of his controlling interest in the Adviser, Mr. Corbett may be deemed to have a financial interest in the operation of the Plan.

DETERMINATION OF NET ASSET VALUE

The NAV of a Fund is determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Funds do not determine NAV on days the NYSE is closed and at other times described in the Prospectus.  The NYSE is closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.

The NAV per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, and dividing the remainder by the number of shares outstanding.  Each security traded on a national stock exchange (other than on The NASDAQ OMX Group, Inc. (NASDAQ®)) is valued at its last sale price on that exchange on the day of valuation.  Each security traded on NASDAQ® is valued at the NASDAQ® Official Closing Price.  If there are no sales on the applicable stock exchange on the day in question, then a security is valued at the mean between the then current closing bid and asked prices, unless the spread between the bid and ask is so large that the Adviser believes using the mean would overstate the value of the security, in which case in which case the security will be “fair valued” as described below.  OTC Bulletin Board securities are valued at the mean of the latest bid and ask prices unless the spread between the bid and ask is so large that the Adviser believes using the mean would overstate the value of the security, in which case the security will be “fair valued” as described below.

When market quotations are not readily available or are deemed unreliable, the Adviser values securities and other assets by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board.  Demand notes, commercial paper, U. S. Treasury Bills and warrants are valued at amortized cost, which approximates fair value.   Each Fund values money market instruments that it holds with remaining maturities of less than sixty (60) days at their amortized cost.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case such securities are fair valued under the supervision of the Funds’ Board of Directors.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation.  Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the NYSE, a Fund may value the security at its fair value.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Funds and the purchase, ownership and disposition of shares.  This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the Funds.  For example, this summary does not discuss certain tax considerations that may be relevant to non U.S. holders or holders who are subject to special rules under the Internal Revenue Code (the “Code”), including shareholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, and pension plans and trusts.  In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Taxation of the Funds

Each Fund has elected to be treated, have qualified, and intend to qualify as a regulated investment company under Subchapter M of the Code.  To qualify as a regulated investment company, a Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets.  If a Fund so qualifies as a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain), it will not be subject to U.S. federal income tax on its investment company taxable income (including net short-term capital gain, if any), realized during any fiscal year, or on its net capital gain realized during any fiscal year, to the extent that it distributes such income and gain to the Fund’s shareholders.  If a Fund failed to qualify as a regulated investment company under Subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes and, as such, the Fund (but not its shareholders) would be required to pay income taxes on the Fund’s net investment income and net realized capital gains, if any, at the rates generally applicable to corporations, whether or not the Fund distributed such income or gains.  In addition, distributions to a Fund’s shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, a Fund is generally not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year.  A Fund may, however, carry forward capital losses in excess of capital gains (“net capital losses”) from a taxable year to offset capital gains, if any, realized in a subsequent taxable year, subject to certain limitations.  Net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward for an unlimited period and retain their character as either short-term or long-term capital losses.

As of October 31, 2014, the Low Priced Stock Fund had short-term capital losses which may be carried forward to offset future capital gains as follows:

	Date of Expiration	Amount
Low Priced Stock Fund	None	$ 123,027

A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.  The Funds intend to distribute substantially all of their investment company taxable income and net capital gain each fiscal year.

The Code imposes a 4% nondeductible excise tax on a Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year.  While each Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax.  In that event, a Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash.  If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.  If, as a result of such adjustment, a Fund fails to satisfy the distribution requirements for maintaining its status as a regulated investment company, the Fund will not qualify that year as a regulated investment company.

Taxation of Shareholders

Dividends from net investment income and short-term capital gains are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to shareholders at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder’s holding period for the shares.  Distributions from a Fund are taxable to shareholders, whether received in cash or in additional shares of the Fund.  In the case of domestic corporate shareholders, a portion of a Fund’s income distributions may be eligible for the 70% dividends-received deduction.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Even if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder so that the dividend or distribution is the economic equivalent of a return of capital to the shareholder, the dividend or distribution will be taxable to the shareholder.

Redemption of shares will generally result in a capital gain or loss for income tax purposes for shareholders who hold such shares for investment.  Such capital gain or loss will be long-term or short-term, depending on the shareholder’s holding period in the redeemed shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.  Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares.  In that case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

In addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Funds, to report to the IRS and shareholders the “cost basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date.  These requirements generally do not apply to investments through a tax-deferred arrangement or to certain types of entities (such as C corporations).  S corporations, however, are not exempt from these new rules.

Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Funds in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Funds of such C corporation status or the Funds will be obligated to presume that the shareholder is an S corporation and to report the cost basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules.  Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of cost basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s cost basis be calculated and reported using any one of a number of IRS approved alternative methods.  A shareholder should contact the Funds to make, revoke or change the shareholder’s election.  If a shareholder does not affirmatively elect a cost basis method, the Funds will use the average cost basis method as their default method for determining the shareholder’s cost basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the tax basis, as well as any corresponding gains or losses, of Fund shares purchased prior to January 1, 2012 and subsequently redeemed, exchanged or sold.  Shareholders are encouraged to consult with their tax advisors regarding the application of the new cost basis reporting rules to them and, in particular, which cost basis calculation method they should elect.  In addition, because the Funds are not required to, and in many cases do not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting cost basis information to shareholders, shareholders also should carefully review the cost basis information provided to them by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

The Funds may be required to withhold Federal income tax at a current rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with a correct social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

SHAREHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted upon by the shareholders under the 1940 Act.

The Company’s Bylaws also contain procedures for the removal of directors by its shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director.  Whenever ten (10) or more shareholders of record who have been such for at least six (6) months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least Twenty-Five Thousand Dollars ($25,000) or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five (5) business days after such application either:  (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Company; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five (5) business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STOCK

The Company’s Articles of Incorporation permit the Board of Directors to issue One Billion (1,000,000,000) shares of common stock.  The Board of Directors has the power to designate one or more classes (“series”) of shares of common stock and to classify or reclassify any unissued shares with respect to such series.  Currently the shares of the MicroCap Fund, the Ultra MicroCap Fund and the Low Priced Stock Fund are the only class of shares being offered by the Company.  Shareholders are entitled:  (i) to one vote per full share; (ii) to such distributions as may be declared by the Company’s Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution.  Fractional shares have the same rights proportionately as do full shares.  There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors.  Consequently the holders of more than fifty percent (50%) of the shares of the Funds voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

The shares are redeemable and are transferable.  All shares issued and sold by the Funds will be fully paid and non-assessable.  Fractional shares entitle the holder to the same rights as whole shares.  The Funds will not issue certificates evidencing shares.  Instead the shareholder’s account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption.  Written confirmations are issued for all purchases of shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the Funds’ independent registered public accounting firm.

DESCRIPTION OF SECURITIES RATINGS

The Funds may invest in commercial paper and commercial paper master notes assigned ratings of A-1 or A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows:

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  The categories rated A-3 or higher are as follows:

A-1.           This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.           Capacity for timely payment on issues with this designation is satisfactory.  However the relative degree of safety is not as high as for issuers designed “A-1.”

A-3.           Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Perritt Funds, Inc.

PART C

OTHER INFORMATION
Item 28. Exhibits.

(a)	(i)	Articles of Incorporation are incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 9, 2004.

(ii)
Articles Supplementary are incorporated herein by reference to Post-Effective Amendment
No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(iii)
Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

(b)
Bylaws for Perritt Funds, Inc. are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010.

(c)		See relevant portions of Articles of Incorporation and Bylaws, as amended.

(d)	(i)
Investment Advisory Agreement for the Perritt Ultra MicroCap Fund is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(ii)
Investment Advisory Agreement for the Perritt MicroCap Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(iii)
Investment Advisory Agreement for the Perritt Low Priced Stock Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

(e)	(i)
Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2007.

(ii)
Letter Agreement to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2007.

(iii)
Third Amendment to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

(f)		Bonus, profit sharing contracts – None.

(g)	(i)
Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010.

(ii)
First Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2012.

(iii)
Second Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(iv)
Third Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(v)
Fourth Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

	(vi)	Fifth Amendment to Custody Agreement – filed herewith.

(h)	(i)
Fund Administration Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(ii)
Amendment to Fund Administration Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(iii)
Second Amendment to Fund Administration Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

(iv)
Transfer Agent Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010.

(v)
First Amendment to Transfer Agent Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2012.

(vi)
Second Amendment to Transfer Agent Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(vii)
Third Amendment to Transfer Agent Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

\
(viii)
Fourth Amendment to Transfer Agent Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

	(ix)	Fifth Amendment to Transfer Agent Servicing Agreement – filed herewith.

(x)
Fund Accounting Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 27, 2007.

(xi)
Second Amendment to the Fund Accounting Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(xii)
Third Amendment to the Fund Accounting Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2013.

(xiii)
Fourth Amendment to the Fund Accounting Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

(xiv)
Amendment to the Custody Agreement, Fund Accounting Servicing Agreement, Transfer Agent Agreement and the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 27, 2007.

(i)		Opinion and Consent of Counsel – filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Financial Statements of the Predecessor – None.

(l)
Stock Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement filed with the Securities and Exchange Commission on August 18, 2004.

(m)
Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014.

(n)		Plan pursuant to Rule 18f-3 – None.

(o)		Reserved.

(p)	(i)
Code of Ethics of Perritt Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 27, 2009.

(ii)
Code of Ethics of Perritt Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 28, 2011.

(iii)	Code of Ethics of Quasar Distributors, LLC – filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the By-Law set forth below, which is in full force and effect and has not been modified or cancelled. The general effect of this By-Law may be to reduce the circumstances under which a director or officer may be required to bear the economic burden of such director’s or officer’s liabilities and expenses.
Article VII

GENERAL PROVISIONS

Section 7. Indemnification .

A.           The corporation shall indemnify all of its corporate representatives against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B.           In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

C.           The termination of any action, suit or proceeding by judgment, order or settlement does not create a presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office. The termination of any action, suit or proceeding by conviction, or upon a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

D.           Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E.           The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F.           This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G.           “Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Incorporated by reference to the information contained under “MANAGEMENT OF THE FUND” in the Prospectus and under “DIRECTORS AND OFFICERS” in the Statement of Additional Information, all pursuant to Rule 411 under the Securities Act.

Item 32. Principal Underwriter

(a)	To the best of Registrant’s knowledge, Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Loeb King Trust
Alpine Income Trust	Lord Asset Management Trust
Alpine Series Trust	MainGate Trust
Angel Oak Funds Trust	Managed Portfolio Series
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Brandes Investment Trust	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	SCS Financial Funds
First American Investment Funds, Inc.	Stone Ridge Trust
First American Strategy Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	Trust for Professional Managers
Glenmede Portfolios	Trust for Advised Portfolios
Greenspring Fund, Inc.	USA Mutuals
Guinness Atkinson Funds	Wall Street Fund, Inc.
Harding Loevner Funds, Inc.	Westchester Capital Funds
Hennessy Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Perritt Capital Management, Inc., 300 South Wacker Drive, Suite 2880, Chicago, Illinois 60606.  (records relating to its function as investment adviser of the Perritt Funds)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (records relating to its function as custodian)

Item 34. Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35. Undertakings

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to stockholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on February 27, 2015.

Perritt Funds, Inc.

By: /s/ Michael J. Corbett
Michael J. Corbett
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. Corbett	Principal Executive Officer and	February 27, 2015
Michael J. Corbett	Director

/s/ Mark Buh	Principal Financial and	February 27, 2015
Mark Buh	Accounting Officer

/s/ David S. Maglich	Director	February 27, 2015
David S. Maglich

/s/ Dianne C. Click	Director	February 27, 2015
Dianne C. Click

Signature Page

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(g)(vi)	Fifth Amendment to Custody Agreement

(h)(ix)	Fifth Amendment to Transfer Agent Servicing Agreement

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(p)(iii)	Code of Ethics of Quasar Distributors, LLC

Exhibit Index